UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2546

Fidelity Commonwealth Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	January 31, 2006

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Intermediate Bond Fund

January 31, 2006

1.813081.101

IBF-QTLY-0306

Investments January 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 23.9%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 1.9%
Auto Components - 0.1%
Johnson Controls, Inc. 5.25% 1/15/11	$ 4,855	$ 4,840
Automobiles - 0.1%
Ford Motor Co. 6.625% 10/1/28	13,490	9,308
Household Durables - 0.2%
Fortune Brands, Inc. 5.125% 1/15/11	12,115	12,044
Media - 1.3%
AOL Time Warner, Inc. 6.875% 5/1/12	26,255	27,883
BSKYB Finance UK PLC 5.625% 10/15/15 (a)	15,290	15,038
Comcast Corp. 4.95% 6/15/16	9,000	8,364
Cox Communications, Inc.:
4.625% 1/15/10	5,000	4,829
4.625% 6/1/13	5,765	5,339
7.125% 10/1/12	12,235	13,022
Hearst-Argyle Television, Inc. 7% 11/15/07	6,500	6,663
Liberty Media Corp.:
5.7% 5/15/13	16,415	15,307
8.25% 2/1/30	5,300	5,253
		101,698
Multiline Retail - 0.2%
The May Department Stores Co. 5.75% 7/15/14	15,590	15,798
TOTAL CONSUMER DISCRETIONARY		143,688
CONSUMER STAPLES - 0.5%
Beverages - 0.1%
FBG Finance Ltd. 5.125% 6/15/15 (a)	8,370	8,054
Food Products - 0.1%
H.J. Heinz Co. 6.428% 12/1/08 (a)(d)	8,405	8,650
Personal Products - 0.1%
Avon Products, Inc. 5.125% 1/15/11	9,130	9,096
Tobacco - 0.2%
Altria Group, Inc. 7% 11/4/13	10,705	11,634
Philip Morris Companies, Inc. 7.65% 7/1/08	2,500	2,638
		14,272
TOTAL CONSUMER STAPLES		40,072
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - 2.8%
Energy Equipment & Services - 0.4%
Petronas Capital Ltd. 7% 5/22/12 (a)	$ 29,400	$ 32,170
Oil, Gas & Consumable Fuels - 2.4%
Amerada Hess Corp. 6.65% 8/15/11	14,136	15,102
Canadian Oil Sands Ltd. 4.8% 8/10/09 (a)	10,265	10,081
Duke Capital LLC:
4.37% 3/1/09	8,965	8,740
6.25% 2/15/13	20,545	21,363
Empresa Nacional de Petroleo 6.75% 11/15/12 (a)	7,914	8,500
EnCana Holdings Finance Corp. 5.8% 5/1/14	9,605	9,916
Enterprise Products Operating LP:
4.625% 10/15/09	6,540	6,367
4.95% 6/1/10	3,860	3,783
5.6% 10/15/14	1,975	1,964
Kerr-McGee Corp. 6.875% 9/15/11	8,405	8,935
Kinder Morgan Energy Partners LP:
5.125% 11/15/14	8,675	8,427
5.35% 8/15/07	7,500	7,503
Kinder Morgan Finance Co. ULC 5.35% 1/5/11 (a)	19,640	19,594
Nexen, Inc.:
5.05% 11/20/13	7,830	7,654
5.2% 3/10/15	6,250	6,139
Pemex Project Funding Master Trust:
5.75% 12/15/15 (a)	4,230	4,181
6.125% 8/15/08	17,000	17,315
7.375% 12/15/14	8,770	9,682
7.875% 2/1/09 (d)	7,850	8,364
		183,610
TOTAL ENERGY		215,780
FINANCIALS - 11.3%
Capital Markets - 1.8%
Ameriprise Financial, Inc. 5.35% 11/15/10	5,100	5,125
Bank of New York Co., Inc. 3.4% 3/15/13 (d)	9,150	8,841
Goldman Sachs Group, Inc.:
4.5% 6/15/10	7,300	7,115
5.25% 10/15/13	10,750	10,638
5.7% 9/1/12	18,260	18,604
6.6% 1/15/12	9,455	10,082
Legg Mason, Inc. 6.75% 7/2/08	17,000	17,638
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Lehman Brothers Holdings E-Capital Trust I 5.15% 8/19/65 (a)(d)	$ 7,800	$ 7,821
Merrill Lynch & Co., Inc. 4.25% 2/8/10	13,855	13,421
Morgan Stanley 5.05% 1/21/11	20,815	20,676
NationsBank Corp. 6.375% 2/15/08	5,000	5,134
Scotland International Finance No. 2 BV yankee 7.7% 8/15/10 (a)	8,000	8,840
		133,935
Commercial Banks - 1.6%
Bank of America Corp.:
4.5% 8/1/10	15,556	15,237
7.4% 1/15/11	22,540	24,720
Corporacion Andina de Fomento 5.2% 5/21/13	5,145	5,068
First Union Corp. 6.4% 4/1/08	5,000	5,152
Key Bank NA 7% 2/1/11	11,045	11,964
Korea Development Bank 3.875% 3/2/09	15,040	14,535
PNC Funding Corp. 7.5% 11/1/09	9,580	10,364
U.S. Bank NA, Minnesota 5.7% 12/15/08	15,750	16,055
Wachovia Bank NA 4.875% 2/1/15	6,065	5,853
Wachovia Corp. 4.875% 2/15/14	4,951	4,796
Wells Fargo & Co. 4% 9/10/12 (d)	5,735	5,624
		119,368
Consumer Finance - 2.0%
Capital One Bank 6.5% 6/13/13	8,375	8,851
Capital One Financial Corp. 5.5% 6/1/15	6,125	6,050
Ford Motor Credit Co.:
7% 10/1/13	28,845	26,128
7.375% 2/1/11	12,250	11,357
General Electric Capital Corp. 6% 6/15/12	44,700	46,806
Household Finance Corp. 4.125% 11/16/09	41,375	39,849
Household International, Inc. 5.836% 2/15/08	12,875	13,051
		152,092
Diversified Financial Services - 1.0%
Alliance Capital Management LP 5.625% 8/15/06	7,995	8,024
Allstate Life Global Funding II 4.25% 9/10/08 (a)	6,525	6,397
International Lease Finance Corp. 4.375% 11/1/09	11,915	11,521
JPMorgan Chase & Co.:
5.75% 1/2/13	12,250	12,574
6.75% 2/1/11	16,015	17,094
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
Prime Property Funding II 6.25% 5/15/07 (a)	$ 12,100	$ 12,233
Salomon Smith Barney Holdings, Inc. 6.5% 2/15/08	10,500	10,820
		78,663
Insurance - 1.1%
Aegon NV 4.75% 6/1/13	13,180	12,725
Axis Capital Holdings Ltd. 5.75% 12/1/14	12,000	11,934
Marsh & McLennan Companies, Inc.:
5.15% 9/15/10	8,000	7,923
7.125% 6/15/09	7,810	8,229
Pennsylvania Mutual Life Insurance Co. 6.65% 6/15/34 (a)	11,200	12,283
Principal Life Global Funding I 6.25% 2/15/12 (a)	10,600	11,169
Prudential Financial, Inc. 4.104% 11/15/06	7,405	7,357
The St. Paul Travelers Companies, Inc. 8.125% 4/15/10	8,475	9,361
		80,981
Real Estate - 3.4%
Archstone Smith Operating Trust 5.25% 5/1/15	6,450	6,336
Arden Realty LP 5.2% 9/1/11	5,680	5,717
Boston Properties, Inc. 6.25% 1/15/13	6,035	6,289
Brandywine Operating Partnership LP:
4.5% 11/1/09	17,825	17,240
5.625% 12/15/10	10,695	10,695
BRE Properties, Inc.:
4.875% 5/15/10	9,285	9,126
5.75% 9/1/09	5,000	5,082
Camden Property Trust:
4.375% 1/15/10	7,700	7,446
5.875% 11/30/12	8,440	8,599
CarrAmerica Realty Corp.:
3.625% 4/1/09	14,990	14,224
5.5% 12/15/10	10,560	10,503
Colonial Properties Trust 4.75% 2/1/10	10,290	9,988
Developers Diversified Realty Corp.:
4.625% 8/1/10	11,640	11,251
5% 5/3/10	7,285	7,159
EOP Operating LP:
4.65% 10/1/10	10,000	9,685
4.75% 3/15/14	3,380	3,182
6.75% 2/15/12	1,505	1,596
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate - continued
EOP Operating LP: - continued
6.8% 1/15/09	$ 6,985	$ 7,272
7% 7/15/11	6,964	7,438
Equity Residential 5.125% 3/15/16	7,895	7,674
Heritage Property Investment Trust, Inc. 5.125% 4/15/14	12,250	11,717
iStar Financial, Inc.:
5.375% 4/15/10	3,545	3,523
5.8% 3/15/11	12,000	12,099
Liberty Property LP 5.125% 3/2/15	3,885	3,727
Post Apartment Homes LP 5.45% 6/1/12	9,290	9,057
Simon Property Group LP:
4.6% 6/15/10	6,420	6,258
4.875% 8/15/10	15,080	14,856
5.1% 6/15/15	9,490	9,158
Spieker Properties LP 7.25% 5/1/09	11,700	12,454
Tanger Properties LP 6.15% 11/15/15	13,700	13,708
		263,059
Thrifts & Mortgage Finance - 0.4%
Countrywide Home Loans, Inc. 4% 3/22/11	9,640	9,041
Independence Community Bank Corp.:
3.5% 6/20/13 (d)	2,530	2,433
3.75% 4/1/14 (d)	13,820	13,209
Washington Mutual, Inc. 4.625% 4/1/14	5,726	5,341
		30,024
TOTAL FINANCIALS		858,122
INDUSTRIALS - 1.5%
Aerospace & Defense - 0.4%
BAE Systems Holdings, Inc. 4.75% 8/15/10 (a)	10,360	10,137
Bombardier, Inc.:
6.3% 5/1/14 (a)	10,715	9,617
7.45% 5/1/34 (a)	1,020	870
Northrop Grumman Corp. 4.079% 11/16/06	8,300	8,246
		28,870
Airlines - 0.8%
American Airlines, Inc. pass thru trust certificates:
6.855% 10/15/10	1,170	1,183
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Airlines - continued
American Airlines, Inc. pass thru trust certificates: - continued
6.978% 10/1/12	$ 2,513	$ 2,560
7.024% 4/15/11	7,000	7,135
7.858% 4/1/13	10,380	11,038
Continental Airlines, Inc. pass thru trust certificates:
6.648% 3/15/19	4,969	4,927
6.82% 5/1/18	2,015	1,954
7.056% 3/15/11	3,130	3,201
Delta Air Lines, Inc. pass thru trust certificates:
7.111% 3/18/13	5,770	5,698
7.57% 11/18/10	14,855	14,592
United Airlines pass thru Certificates:
6.071% 9/1/14	5,427	5,288
6.201% 3/1/10	4,595	4,513
6.602% 9/1/13	382	376
		62,465
Industrial Conglomerates - 0.2%
Hutchison Whampoa International 03/13 Ltd. 6.5% 2/13/13 (a)	3,625	3,821
Hutchison Whampoa International 03/33 Ltd. 6.25% 1/24/14 (a)	7,335	7,653
		11,474
Road & Rail - 0.1%
Norfolk Southern Corp. 6% 4/30/08	9,250	9,402
TOTAL INDUSTRIALS		112,211
MATERIALS - 0.3%
Containers & Packaging - 0.1%
Sealed Air Corp. 6.95% 5/15/09 (a)	5,315	5,566
Metals & Mining - 0.1%
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (a)	7,265	7,724
Paper & Forest Products - 0.1%
International Paper Co. 4.25% 1/15/09	5,950	5,774
TOTAL MATERIALS		19,064
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - 2.2%
Diversified Telecommunication Services - 1.9%
Ameritech Capital Funding Corp. 6.25% 5/18/09	$ 5,520	$ 5,659
AT&T Broadband Corp. 8.375% 3/15/13	13,123	15,021
BellSouth Corp. 4.2% 9/15/09	9,835	9,515
British Telecommunications PLC 8.375% 12/15/10	11,580	13,124
SBC Communications, Inc. 5.875% 2/1/12	22,365	22,835
Sprint Capital Corp. 8.375% 3/15/12	12,500	14,422
Telecom Italia Capital:
4% 1/15/10	7,550	7,172
4.95% 9/30/14	10,080	9,529
Telefonos de Mexico SA de CV 4.75% 1/27/10	19,750	19,316
Verizon Global Funding Corp. 7.25% 12/1/10	8,218	8,869
Verizon New York, Inc. 6.875% 4/1/12	14,865	15,580
		141,042
Wireless Telecommunication Services - 0.3%
America Movil SA de CV 4.125% 3/1/09	4,895	4,742
AT&T Wireless Services, Inc. 7.875% 3/1/11	19,630	21,933
		26,675
TOTAL TELECOMMUNICATION SERVICES		167,717
UTILITIES - 3.4%
Electric Utilities - 2.1%
Cleveland Electric Illuminating Co. 5.65% 12/15/13	8,645	8,738
Exelon Corp.:
4.9% 6/15/15	15,095	14,344
6.75% 5/1/11	5,060	5,365
Exelon Generation Co. LLC 5.35% 1/15/14	9,500	9,391
FirstEnergy Corp. 6.45% 11/15/11	22,958	24,135
FPL Group Capital, Inc.:
3.25% 4/11/06	4,425	4,412
7.625% 9/15/06	2,695	2,737
Monongahela Power Co. 5% 10/1/06	6,860	6,852
Niagara Mohawk Power Corp. 8.875% 5/15/07	2,485	2,607
Pepco Holdings, Inc.:
4% 5/15/10	6,500	6,157
6.45% 8/15/12	4,850	5,084
PPL Energy Supply LLC 5.7% 10/15/35	15,590	15,384
Progress Energy, Inc. 7.1% 3/1/11	24,500	26,266
Public Service Co. of Colorado 5.5% 4/1/14	13,045	13,311
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Southwestern Public Service Co. 5.125% 11/1/06	$ 3,000	$ 2,999
TXU Energy Co. LLC 7% 3/15/13	13,930	14,743
		162,525
Gas Utilities - 0.1%
Texas Eastern Transmission Corp. 7.3% 12/1/10	6,295	6,822
Independent Power Producers & Energy Traders - 0.5%
Constellation Energy Group, Inc. 7% 4/1/12	25,865	28,079
TXU Corp. 5.55% 11/15/14	8,680	8,153
		36,232
Multi-Utilities - 0.7%
Dominion Resources, Inc.:
4.75% 12/15/10	10,560	10,272
5.15% 7/15/15	6,250	6,011
6.25% 6/30/12	9,090	9,439
MidAmerican Energy Holdings, Inc. 5.875% 10/1/12	6,305	6,442
PSEG Funding Trust I 5.381% 11/16/07	17,330	17,329
Sempra Energy 7.95% 3/1/10	4,289	4,702
		54,195
TOTAL UTILITIES		259,774
TOTAL NONCONVERTIBLE BONDS (Cost $1,826,647)		1,816,428
U.S. Government and Government Agency Obligations - 34.3%

U.S. Government Agency Obligations - 6.7%
Fannie Mae:
2.5% 6/15/06	73,500	72,923
3.25% 1/15/08	15,650	15,209
3.25% 8/15/08	92,035	88,706
3.25% 2/15/09	38,091	36,457
3.375% 12/15/08	31,355	30,191
4.75% 12/15/10	16,545	16,503
5.5% 3/15/11	24,445	25,196
6% 5/15/11	47,960	50,567
6.25% 2/1/11	134,795	141,925
Freddie Mac:
5% 1/30/14	23,200	22,795
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - continued
Freddie Mac: - continued
5.85% 2/21/06	$ 2,425	$ 2,426
5.875% 3/21/11	3,420	3,552
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1996-A, 7.66% 8/1/15	3,685	3,695
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		510,145
U.S. Treasury Inflation Protected Obligations - 6.6%
U.S. Treasury Inflation-Indexed Notes:
0.875% 4/15/10	109,549	105,012
2% 1/15/14 (g)	266,567	266,941
2% 7/15/14	131,071	131,295
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		503,248
U.S. Treasury Obligations - 21.0%
U.S. Treasury Bonds 12% 8/15/13	115,350	135,897
U.S. Treasury Notes:
3.125% 4/15/09	492,170	472,169
3.375% 12/15/08	370,000	358,958
3.375% 10/15/09	190,000	182,771
4.25% 8/15/13	125,732	123,414
4.375% 12/15/10	20,200	20,085
4.75% 5/15/14	272,985	276,760
6.5% 2/15/10	20,000	21,448
TOTAL U.S. TREASURY OBLIGATIONS		1,591,502
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,642,289)		2,604,895
U.S. Government Agency - Mortgage Securities - 8.5%

Fannie Mae - 7.4%
3.476% 4/1/34 (d)	2,406	2,394
3.75% 1/1/34 (d)	1,134	1,107
3.752% 10/1/33 (d)	1,068	1,044
3.753% 10/1/33 (d)	1,224	1,192
3.756% 12/1/34 (d)	1,175	1,158
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
3.791% 6/1/34 (d)	$ 4,839	$ 4,659
3.825% 1/1/35 (d)	1,108	1,087
3.828% 4/1/33 (d)	3,385	3,318
3.847% 1/1/35 (d)	3,102	3,045
3.859% 11/1/34 (d)	6,661	6,560
3.869% 1/1/35 (d)	1,851	1,844
3.889% 12/1/34 (d)	994	990
3.945% 5/1/34 (d)	387	393
3.958% 1/1/35 (d)	1,359	1,346
3.971% 5/1/33 (d)	388	383
3.983% 12/1/34 (d)	6,952	6,917
3.984% 12/1/34 (d)	1,375	1,364
3.988% 1/1/35 (d)	844	838
3.991% 2/1/35 (d)	945	937
4% 7/1/18	17,670	16,855
4.03% 2/1/35 (d)	916	907
4.037% 1/1/35 (d)	472	469
4.039% 10/1/18 (d)	1,039	1,022
4.053% 4/1/33 (d)	364	362
4.094% 2/1/35 (d)	667	663
4.097% 2/1/35 (d)	1,747	1,732
4.101% 2/1/35 (d)	642	637
4.105% 2/1/35 (d)	3,460	3,434
4.111% 1/1/35 (d)	1,932	1,913
4.121% 1/1/35 (d)	3,500	3,469
4.127% 2/1/35 (d)	2,110	2,092
4.144% 1/1/35 (d)	2,830	2,825
4.159% 2/1/35 (d)	1,763	1,750
4.171% 1/1/35 (d)	1,609	1,596
4.176% 11/1/34 (d)	482	478
4.179% 1/1/35 (d)	3,599	3,570
4.181% 1/1/35 (d)	2,244	2,199
4.188% 10/1/34 (d)	2,732	2,734
4.205% 3/1/34 (d)	935	923
4.25% 2/1/35 (d)	1,133	1,110
4.255% 1/1/34 (d)	2,943	2,909
4.258% 10/1/34 (d)	2,175	2,168
4.277% 1/1/35 (d)	1,021	1,014
4.278% 2/1/35 (d)	648	642
4.288% 8/1/33 (d)	2,184	2,161
4.292% 7/1/34 (d)	849	856
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4.295% 3/1/35 (d)	$ 1,024	$ 1,015
4.297% 3/1/33 (d)	1,323	1,315
4.301% 10/1/34 (d)	341	342
4.306% 3/1/33 (d)	484	475
4.313% 3/1/33 (d)	556	547
4.316% 5/1/35 (d)	1,508	1,492
4.324% 10/1/33 (d)	510	503
4.339% 9/1/34 (d)	1,511	1,500
4.348% 1/1/35 (d)	1,128	1,112
4.354% 1/1/35 (d)	1,260	1,242
4.364% 9/1/34 (d)	3,676	3,647
4.367% 2/1/34 (d)	2,587	2,560
4.368% 4/1/35 (d)	703	694
4.378% 6/1/33 (d)	629	625
4.394% 2/1/35 (d)	1,692	1,666
4.403% 5/1/35 (d)	3,196	3,151
4.411% 11/1/34 (d)	15,120	15,034
4.439% 10/1/34 (d)	5,623	5,594
4.44% 3/1/35 (d)	1,529	1,506
4.445% 4/1/34 (d)	1,693	1,681
4.467% 8/1/34 (d)	3,426	3,385
4.477% 1/1/35 (d)	1,643	1,637
4.481% 5/1/35 (d)	1,063	1,049
4.497% 3/1/35 (d)	3,542	3,489
4.522% 3/1/35 (d)	3,257	3,214
4.541% 2/1/35 (d)	1,155	1,146
4.542% 2/1/35 (d)	7,106	7,097
4.544% 7/1/34 (d)	1,675	1,665
4.545% 7/1/35 (d)	3,959	3,919
4.56% 2/1/35 (d)	703	704
4.561% 1/1/35 (d)	2,218	2,217
4.577% 9/1/34 (d)	4,309	4,274
4.584% 2/1/35 (d)	10,384	10,270
4.605% 8/1/34 (d)	1,480	1,472
4.606% 2/1/35 (d)	3,307	3,271
4.627% 1/1/33 (d)	730	730
4.629% 9/1/34 (d)	451	449
4.635% 11/1/34 (d)	3,559	3,528
4.637% 10/1/35 (d)	462	457
4.653% 3/1/35 (d)	542	542
4.668% 11/1/34 (d)	3,815	3,782
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4.687% 3/1/35 (d)	$ 8,960	$ 8,962
4.712% 10/1/32 (d)	300	300
4.725% 3/1/35 (d)	1,799	1,783
4.728% 2/1/33 (d)	218	218
4.73% 7/1/34 (d)	3,190	3,163
4.732% 10/1/32 (d)	289	290
4.799% 12/1/34 (d)	2,986	2,970
4.808% 12/1/32 (d)	1,512	1,518
4.814% 2/1/33 (d)	1,585	1,581
4.815% 5/1/33 (d)	64	64
4.825% 12/1/34 (d)	1,186	1,180
4.83% 1/1/35 (d)	195	195
4.835% 8/1/34 (d)	1,193	1,184
4.904% 12/1/32 (d)	113	113
4.98% 11/1/32 (d)	810	819
5% 12/1/17 to 8/1/18	69,462	68,744
5.031% 2/1/35 (d)	582	583
5.035% 11/1/34 (d)	272	272
5.046% 7/1/34 (d)	675	675
5.105% 5/1/35 (d)	7,507	7,532
5.106% 9/1/34 (d)	1,190	1,189
5.197% 6/1/35 (d)	5,460	5,467
5.216% 8/1/33 (d)	1,608	1,600
5.276% 3/1/35 (d)	672	673
5.333% 7/1/35 (d)	710	710
5.349% 12/1/34 (d)	2,160	2,160
5.5% 3/1/14 to 12/1/33	154,176	154,952
6.5% 4/1/13 to 3/1/35	88,050	90,486
7% 7/1/25 to 2/1/32	191	199
7.5% 8/1/13 to 8/1/29	1,648	1,729
12.5% 3/1/15 to 8/1/15	29	33
TOTAL FANNIE MAE		566,408
Freddie Mac - 0.7%
4.055% 12/1/34 (d)	1,151	1,139
4.113% 12/1/34 (d)	1,683	1,654
4.176% 1/1/35 (d)	1,668	1,641
4.288% 3/1/35 (d)	1,513	1,497
4.296% 5/1/35 (d)	2,650	2,620
4.305% 12/1/34 (d)	1,591	1,563
4.33% 1/1/35 (d)	3,647	3,624
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
4.364% 3/1/35 (d)	$ 2,389	$ 2,341
4.366% 2/1/35 (d)	3,326	3,296
4.386% 2/1/35 (d)	3,046	2,984
4.445% 3/1/35 (d)	1,536	1,502
4.446% 2/1/34 (d)	1,628	1,603
4.465% 6/1/35 (d)	2,250	2,217
4.49% 3/1/35 (d)	1,685	1,650
4.49% 3/1/35 (d)	10,557	10,385
4.554% 2/1/35 (d)	2,466	2,436
4.782% 10/1/32 (d)	200	201
4.996% 3/1/33 (d)	559	555
5.013% 4/1/35 (d)	8,391	8,375
5.651% 4/1/32 (d)	337	342
7% 9/1/06 to 7/1/13	1,427	1,468
7.5% 4/1/07 to 1/1/33	2,143	2,240
8.5% 6/1/13	3	4
TOTAL FREDDIE MAC		55,337
Government National Mortgage Association - 0.4%
4.25% 7/20/34 (d)	2,327	2,286
7% 3/15/26 to 11/15/32	19,044	20,008
7.5% 3/15/28	11	12
8% 7/15/17 to 8/15/30	5,220	5,575
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		27,881
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $658,184)		649,626
Asset-Backed Securities - 6.9%

Accredited Mortgage Loan Trust Series 2003-2 Class A1, 4.23% 10/25/33	6,102	5,958
ACE Securities Corp.:
Series 2003-HE1 Class A2, 4.94% 11/25/33 (d)	577	577
Series 2004-HE1:
Class M1, 5.03% 2/25/34 (d)	2,575	2,582
Class M2, 5.63% 2/25/34 (d)	3,053	3,073
Aircraft Lease Securitization Ltd. Series 2005-1 Class C1, 8.1475% 9/9/30 (a)(d)	2,050	2,070
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
American Express Credit Account Master Trust:
Series 2004-1 Class B, 4.72% 9/15/11 (d)	$ 7,275	$ 7,301
Series 2004-C Class C, 4.97% 2/15/12 (a)(d)	9,942	9,961
AmeriCredit Automobile Receivables Trust:
Series 2002-EM Class A4A, 3.67% 6/8/09	6,280	6,251
Series 2003-BX Class A4B, 4.78% 1/6/10 (d)	4,342	4,352
Series 2004-1:
Class B, 3.7% 1/6/09	865	853
Class C, 4.22% 7/6/09	925	911
Class D, 5.07% 7/6/10	6,515	6,448
Series 2005-1 Class E, 5.82% 6/6/12 (a)	4,835	4,823
Ameriquest Mortgage Securities, Inc.:
Series 2003-3 Class M1, 5.33% 3/25/33 (d)	8,015	8,050
Series 2004-R2:
Class M1, 4.96% 4/25/34 (d)	1,525	1,525
Class M2, 5.01% 4/25/34 (d)	1,175	1,175
Amortizing Residential Collateral Trust Series 2002-BC3 Class A, 4.86% 6/25/32 (d)	1,008	1,011
ARG Funding Corp. Series 2005-1A Class A1, 4.02% 4/20/09 (a)	3,000	2,936
Argent Securities, Inc. Series 2004-W7:
Class M1, 5.08% 5/25/34 (d)	4,965	5,000
Class M2, 5.13% 5/25/34 (d)	4,035	4,058
Asset Backed Securities Corp. Home Equity Loan Trust Series 2003-HE7 Class A3, 4.83% 12/15/33 (d)	2,189	2,196
Bank One Issuance Trust:
Series 2002-B1 Class B1, 4.85% 12/15/09 (d)	6,625	6,646
Series 2002-C1 Class C1, 5.43% 12/15/09 (d)	9,450	9,529
Series 2003-C4 Class C4, 5.5% 2/15/11 (d)	16,850	17,147
Series 2004-B2 Class B2, 4.37% 4/15/12	23,000	22,500
Bayview Financial Asset Trust Series 2003-F Class A, 5.06% 9/28/43 (d)	7,176	7,182
Bear Stearns Asset Backed Securities I Series 2005-HE2:
Class M1, 5.03% 2/25/35 (d)	8,255	8,272
Class M2, 5.28% 2/25/35 (d)	3,010	3,022
Capital One Auto Finance Trust Series 2002-C Class A4, 3.44% 6/15/09	6,836	6,779
Capital One Multi-Asset Execution Trust:
Series 2003-B2 Class B2, 3.5% 2/17/09	9,305	9,276
Series 2003-B4 Class B4, 5.27% 7/15/11 (d)	8,520	8,639
Series 2004-6 Class B, 4.15% 7/16/12	13,275	12,862
CDC Mortgage Capital Trust Series 2004-HE2 Class M2, 5.73% 7/26/34 (d)	2,851	2,874
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Cendant Timeshare Receivables Funding LLC Series 2005-1A Class A1, 4.67% 5/20/17 (a)	$ 5,509	$ 5,442
Chase Credit Card Master Trust Series 2003-6 Class B, 4.82% 2/15/11 (d)	12,685	12,768
Chase Credit Card Owner Trust Series 2003-6 Class C, 5.27% 2/15/11 (d)	18,530	18,789
Citibank Credit Card Issuance Trust:
Series 2002-C1 Class C1, 5.2806% 2/9/09 (d)	15,900	16,024
Series 2003-C1 Class C1, 5.65% 4/7/10 (d)	25,180	25,652
Countrywide Home Loans, Inc.:
Series 2004-2 Class M1, 5.03% 5/25/34 (d)	8,975	8,995
Series 2004-3 Class M1, 5.03% 6/25/34 (d)	1,800	1,804
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. Series 2005-1A:
Class B, 4.878% 6/15/35 (a)	6,064	5,891
Class C, 5.074% 6/15/35 (a)	5,505	5,357
CS First Boston Mortgage Securities Corp. Series 2004-FRE1 Class A2, 4.88% 4/25/34 (d)	1,067	1,067
Discover Card Master Trust I Series 2003-4 Class B1, 4.8% 5/16/11 (d)	10,685	10,737
Fieldstone Mortgage Investment Corp. Series 2003-1:
Class M1, 5.21% 11/25/33 (d)	948	949
Class M2, 6.28% 11/25/33 (d)	1,000	1,012
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 5.08% 3/25/34 (d)	500	501
Class M4, 5.43% 3/25/34 (d)	375	378
First USA Secured Note Trust Series 2001-3 Class C, 5.5331% 11/19/08 (a)(d)	15,575	15,590
Fremont Home Loan Trust:
Series 2004-A:
Class M1, 5.08% 1/25/34 (d)	5,569	5,590
Class M2, 5.68% 1/25/34 (d)	6,475	6,555
Series 2005-A:
Class M1, 4.96% 1/25/35 (d)	2,000	2,009
Class M2, 4.99% 1/25/35 (d)	2,875	2,882
Class M3, 5.02% 1/25/35 (d)	1,550	1,555
Class M4, 5.21% 1/25/35 (d)	1,125	1,133
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (a)	8,500	8,451
GSAMP Trust:
Series 2002-HE Class M1, 5.74% 11/20/32 (d)	4,247	4,272
Series 2004-FM2:
Class M1, 5.03% 1/25/34 (d)	4,250	4,250
Class M2, 5.63% 1/25/34 (d)	1,800	1,800
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
GSAMP Trust: - continued
Series 2004-FM2:
Class M3, 5.83% 1/25/34 (d)	$ 1,800	$ 1,800
Home Equity Asset Trust Series 2003-2:
Class A2, 4.91% 8/25/33 (d)	88	88
Class M1, 5.41% 8/25/33 (d)	3,840	3,879
Household Home Equity Loan Trust:
Series 2003-1 Class M, 5.12% 10/20/32 (d)	756	756
Series 2003-2 Class M, 5.07% 9/20/33 (d)	1,228	1,230
Series 2004-1 Class M, 5.01% 9/20/33 (d)	2,296	2,302
HSBC Home Equity Loan Trust Series 2005-2:
Class M1, 4.95% 1/20/35 (d)	2,737	2,738
Class M2, 4.98% 1/20/35 (d)	2,052	2,055
Long Beach Mortgage Loan Trust Series 2004-2:
Class M1, 5.06% 6/25/34 (d)	5,225	5,236
Class M2, 5.61% 6/25/34 (d)	1,705	1,722
MBNA Credit Card Master Note Trust:
Series 2002-B1 Class B1, 5.15% 7/15/09	15,000	15,008
Series 2002-B4 Class B4, 4.97% 3/15/10 (d)	6,335	6,375
Series 2003-B2 Class B2, 4.86% 10/15/10 (d)	1,805	1,817
Series 2003-B3 Class B3, 4.845% 1/18/11 (d)	8,830	8,876
Series 2003-B5 Class B5, 4.84% 2/15/11 (d)	12,980	13,064
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 5.03% 7/25/34 (d)	2,625	2,625
Class M2, 5.08% 7/25/34 (d)	450	450
Class M3, 5.48% 7/25/34 (d)	955	955
Class M4, 5.63% 7/25/34 (d)	650	651
Merrill Lynch Mortgage Investors, Inc.:
Series 2003-HE1 Class M1, 5.23% 7/25/34 (d)	3,105	3,125
Series 2003-OPT1 Class M1, 5.18% 7/25/34 (d)	6,775	6,822
Morgan Stanley ABS Capital I, Inc.:
Series 2003-NC5 Class M2, 6.53% 4/25/33 (d)	3,450	3,473
Series 2003-NC7 Class M1, 5.23% 6/25/33 (d)	2,655	2,665
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-NC4 Class M1, 5.53% 1/25/32 (d)	5,429	5,436
Series 2002-NC3 Class A3, 4.87% 8/25/32 (d)	89	89
Series 2003-NC2 Class M2, 6.53% 2/25/33 (d)	3,625	3,655
National Collegiate Funding LLC Series 2004-GT1 Class IO1, 7.87% 6/25/10 (a)(d)(f)	10,160	3,122
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (f)	10,350	5,134
Series 2005-GT1 Class AIO, 6.75% 12/25/09 (f)	5,100	1,196
Nissan Auto Lease Trust Series 2003-A Class A3B, 2.57% 6/15/09	4,930	4,888
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Park Place Securities, Inc. Series 2005-WCH1 Class M2, 5.05% 1/25/35 (d)	$ 5,025	$ 5,037
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-UP1 Class A, 3.45% 4/25/32 (a)	3,185	3,042
Structured Asset Securities Corp. Series 2004-GEL1 Class A, 4.89% 2/25/34 (d)	855	855
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 4.92% 3/15/11 (a)(d)	8,835	8,828
Superior Wholesale Inventory Financing Trust XII Series 2005-A12:
Class B, 4.95% 6/15/10 (d)	7,360	7,334
Class C, 5.67% 6/15/10 (d)	3,680	3,687
Terwin Mortgage Trust Series 2003-4HE Class A1, 4.96% 9/25/34 (d)	1,375	1,381
Triad Auto Receivables Owner Trust Series 2002-A Class A4, 3.24% 8/12/09	7,051	6,984
WFS Financial Owner Trust Series 2004-3 Class A4, 3.93% 2/17/12	13,280	12,981
TOTAL ASSET-BACKED SECURITIES (Cost $527,856)		526,653
Collateralized Mortgage Obligations - 2.9%

Private Sponsor - 1.9%
Adjustable Rate Mortgage Trust floater:
Series 2004-1 Class 9A2, 4.93% 1/25/34 (d)	3,679	3,687
Series 2005-2 Class 6A2, 4.81% 6/25/35 (d)	2,342	2,344
Bear Stearns Adjustable Rate Mortgage Trust Series 2005-6 Class 1A1, 5.1353% 8/25/35 (d)	18,986	18,919
CS First Boston Mortgage Securities Corp. floater:
Series 2004-AR3 Class 6A2, 4.9% 4/25/34 (d)	1,788	1,791
Series 2004-AR6 Class 9A2, 4.9% 10/25/34 (d)	3,157	3,163
Granite Master Issuer PLC Series 2006-1A Class C2, 5.2569% 12/20/54 (a)(d)	6,300	6,300
Master Seasoned Securitization Trust Series 2004-1 Class 1A1, 6.2399% 8/25/17 (d)	6,950	7,053
Merrill Lynch Mortgage Investors, Inc.:
floater Series 2005-B Class A2, 4.96% 7/25/30 (d)	9,700	9,690
Series 2003-E Class XA1, 0.789% 10/25/28 (d)(f)	45,432	454
Series 2003-G Class XA1, 1% 1/25/29 (f)	40,334	431
Series 2003-H Class XA1, 1% 1/25/29 (a)(f)	35,120	372
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 4.82% 7/25/35 (d)	6,562	6,563
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Residential Asset Mortgage Products, Inc. sequential pay:
Series 2003-SL1 Class A31, 7.125% 4/25/31	$ 4,956	$ 4,994
Series 2004-SL2 Class A1, 6.5% 10/25/16	1,351	1,370
Residential Finance LP/Residential Finance Development Corp. floater Series 2003-CB1:
Class B3, 5.89% 6/10/35 (a)(d)	4,023	4,090
Class B4, 6.09% 6/10/35 (a)(d)	3,600	3,665
Class B5, 6.69% 6/10/35 (a)(d)	2,459	2,511
Class B6, 7.19% 6/10/35 (a)(d)	1,457	1,492
Residential Funding Securities Corp. Series 2003-RP2 Class A1, 4.98% 6/25/33 (a)(d)	4,031	4,046
Sequoia Mortgage Funding Trust Series 2003-A Class AX1, 0.8% 10/21/08 (a)(f)	139,171	830
Sequoia Mortgage Trust floater Series 2004-8 Class A2, 4.41% 9/20/34 (d)	6,875	6,875
WAMU Mortgage pass thru certificates floater Series 2005-AR13 Class A1C1, 4.72% 10/25/45 (d)	11,046	11,037
Washington Mutual Mortgage Securities Corp. sequential pay:
Series 2003-MS9 Class 2A1, 7.5% 12/25/33	1,335	1,362
Series 2004-RA2 Class 2A, 7% 7/25/33	2,108	2,151
Wells Fargo Mortgage Backed Securities Trust:
Series 2005-AR10 Class 2A2, 4.1097% 6/25/35 (d)	15,038	14,757
Series 2005-AR4 Class 2A2, 4.5305% 4/25/35 (d)	12,868	12,601
Series 2005-AR9 Class 2A1, 4.3624% 5/25/35 (d)	7,336	7,237
TOTAL PRIVATE SPONSOR		139,785
U.S. Government Agency - 1.0%
Fannie Mae planned amortization class Series 2003-39 Class PV, 5.5% 9/25/22	15,835	15,805
Fannie Mae guaranteed REMIC pass thru certificates:
planned amortization class Series 2002-73 Class QC, 5.5% 1/25/26	12,395	12,364
sequential pay Series 2005-41 Class LA, 5.5% 5/25/35	11,692	11,755
Freddie Mac sequential pay Series 2516 Class AH, 5% 1/15/16	2,064	2,056
Freddie Mac Multi-class participation certificates guaranteed planned amortization class:
Series 2425 Class JH, 6% 3/15/17	6,945	7,096
Series 2489 Class PD, 6% 2/15/31	4,432	4,450
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed planned amortization class: - continued
Series 2543 Class QT, 5.5% 4/15/22	$ 10,607	$ 10,559
Series 2702 Class WB, 5% 4/15/17	13,170	13,094
TOTAL U.S. GOVERNMENT AGENCY		77,179
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $219,667)		216,964
Commercial Mortgage Securities - 6.5%

Asset Securitization Corp.:
sequential pay Series 1995-MD4 Class A1, 7.1% 8/13/29	615	625
Series 1997-D5 Class PS1, 1.517% 2/14/43 (d)(f)	95,901	4,298
Banc of America Commercial Mortgage, Inc.:
sequential pay:
Series 2004-2 Class A3, 4.05% 11/10/38	6,527	6,223
Series 2004-4 Class A3, 4.128% 7/10/42	7,860	7,619
Series 2003-2 Class XP, 0.2702% 3/11/41 (a)(d)(f)	160,844	1,798
Banc of America Large Loan, Inc. floater Series 2003-BBA2:
Class A3, 4.79% 11/15/15 (a)(d)	6,740	6,745
Class C, 4.94% 11/15/15 (a)(d)	1,385	1,388
Class D, 5.02% 11/15/15 (a)(d)	2,155	2,166
Class F, 5.37% 11/15/15 (a)(d)	1,535	1,541
Class H, 5.87% 11/15/15 (a)(d)	1,385	1,395
Class J, 6.42% 11/15/15 (a)(d)	1,430	1,444
Class K, 6.9694% 11/15/15 (a)(d)	1,290	1,280
Bank of America Large Loan, Inc. floater:
Series 2005-ESHA:
Class E, 5.05% 7/14/08 (a)(d)	3,695	3,695
Class F, 5.22% 7/14/08 (a)(d)	2,230	2,230
Class G, 5.35% 7/14/08 (a)(d)	1,115	1,115
Class H, 5.57% 7/14/08 (a)(d)	1,485	1,485
Series 2005-MIB1:
Class C, 4.78% 3/15/22 (a)(d)	1,710	1,709
Class D, 4.83% 3/15/22 (a)(d)	1,730	1,729
Class F, 4.94% 3/15/22 (a)(d)	1,685	1,684
Class G, 5% 3/15/22 (a)(d)	1,090	1,089
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust:
floater:
Series 2004-1:
Class A, 4.89% 4/25/34 (a)(d)	$ 7,024	$ 7,027
Class B, 6.43% 4/25/34 (a)(d)	813	823
Class M1, 5.09% 4/25/34 (a)(d)	665	668
Class M2, 5.73% 4/25/34 (a)(d)	592	598
Series 2004-2:
Class A, 4.96% 8/25/34 (a)(d)	7,038	7,054
Class M1, 5.11% 8/25/34 (a)(d)	2,273	2,281
Series 2004-3:
Class A1, 4.9% 1/25/35 (a)(d)	8,038	8,047
Class A2, 4.95% 1/25/35 (a)(d)	1,110	1,111
Class M1, 5.03% 1/25/35 (a)(d)	1,377	1,379
Class M2, 5.53% 1/25/35 (a)(d)	888	893
Series 2005-4A:
Class A2, 4.92% 1/25/36 (a)(d)	9,460	9,460
Class B1, 5.93% 1/25/36 (a)(d)	797	797
Class M1, 4.98% 1/25/36 (a)(d)	2,987	2,987
Class M2, 5% 1/25/36 (a)(d)	896	896
Class M3, 5.03% 1/25/36 (a)(d)	1,295	1,295
Class M4, 5.14% 1/25/36 (a)(d)	697	697
Class M5, 5.18% 1/25/36 (a)(d)	697	697
Class M6, 5.23% 1/25/36 (a)(d)	797	797
Series 2004-1 Class IO, 1.25% 4/25/34 (a)(f)	75,958	4,352
Bear Stearns Commercial Mortgage Securities, Inc.:
Series 2003-PWR2 Class X2, 0.5776% 5/11/39 (a)(d)(f)	121,066	2,673
Series 2003-T12 Class X2, 0.7255% 8/13/39 (a)(d)(f)	121,136	2,599
Series 2004-ESA:
Class C, 4.937% 5/14/16 (a)	970	965
Class D, 4.986% 5/14/16 (a)	1,650	1,645
Class E, 5.064% 5/14/16 (a)	5,120	5,116
Class F, 5.182% 5/14/16 (a)	1,230	1,230
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 0.7052% 5/15/35 (a)(d)(f)	120,927	6,770
Chase Commercial Mortgage Securities Corp.:
sequential pay Series 1999-2 Class A1, 7.032% 1/15/32	2,301	2,324
Series 1999-2:
Class E, 7.734% 1/15/32	4,010	4,334
Class F, 7.734% 1/15/32	2,170	2,338
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
COMM:
floater Series 2002-FL7 Class D, 5.04% 11/15/14 (a)(d)	$ 697	$ 699
sequential pay Series 1999-1 Class A2, 6.455% 5/15/32	11,760	12,104
Series 2004-LBN2 Class X2, 1.0435% 3/10/39 (a)(d)(f)	19,913	657
Commercial Mortgage Asset Trust sequential pay Series 1999-C2 Class A2, 7.546% 11/17/32 (d)	11,450	12,244
Commercial Mortgage pass thru certificates floater:
Series 2004-HTL1:
Class B, 4.92% 7/15/16 (a)(d)	230	230
Class D, 5.02% 7/15/16 (a)(d)	524	524
Class E, 5.22% 7/15/16 (a)(d)	373	373
Class F, 5.27% 7/15/16 (a)(d)	395	395
Class H, 5.77% 7/15/16 (a)(d)	1,145	1,145
Class J, 5.92% 7/15/16 (a)(d)	439	439
Class K, 6.82% 7/15/16 (a)(d)	493	494
Series 2005-FL11:
Class B, 4.72% 11/15/17 (a)(d)	3,720	3,719
Class E, 4.86% 11/15/17 (a)(d)	1,685	1,684
Class F, 4.92% 11/15/17 (a)(d)	1,530	1,530
CS First Boston Mortgage Securities Corp.:
floater:
Series 2003-TF2A:
Class H, 6.37% 11/15/14 (a)(d)	1,395	1,397
Class K, 7.57% 11/15/14 (a)(d)	2,090	2,093
Series 2004-HC1:
Class A2, 4.97% 12/15/21 (a)(d)	1,935	1,935
Class B, 5.22% 12/15/21 (a)(d)	5,040	5,040
sequential pay:
Series 1998-C1 Class A1B, 6.48% 5/17/40	13,852	14,222
Series 1999-C1 Class A2, 7.29% 9/15/41	11,400	12,082
Series 2004-C1 Class A4, 4.75% 1/15/37	3,960	3,820
Series 2001-CKN5 Class AX, 0.9332% 9/15/34 (a)(d)(f)	109,505	6,322
Series 2003-C4 Class ASP, 0.43% 8/15/36 (a)(d)(f)	98,789	1,540
Series 2004-C1 Class ASP, 0.9368% 1/15/37 (a)(d)(f)	97,737	3,100
Deutsche Mortgage & Asset Receiving Corp. sequential pay Series 1998-C1 Class D, 7.231% 6/15/31	11,355	11,876
DLJ Commercial Mortgage Corp. sequential pay Series 2000-CF1 Class A1A, 7.45% 6/10/33	2,366	2,366
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Equitable Life Assurance Society of the United States sequential pay Series 174 Class A1, 7.24% 5/15/06 (a)	$ 6,000	$ 6,034
First Union-Lehman Brothers Commercial Mortgage Trust sequential pay Series 1997-C2 Class A3, 6.65% 11/18/29	4,390	4,477
GE Capital Commercial Mortgage Corp. Series 2001-1 Class X1, 0.4935% 5/15/33 (a)(d)(f)	90,562	3,174
GGP Mall Properties Trust sequential pay Series 2001-C1A Class A2, 5.007% 11/15/11 (a)	6,936	6,934
Ginnie Mae guaranteed Multi-family pass thru securities sequential pay:
Series 2002-35 Class C, 5.8915% 10/16/23 (d)	1,733	1,776
Series 2003-87 Class C, 5.2469% 8/16/32 (d)	13,150	13,192
Ginnie Mae guaranteed REMIC pass thru securities sequential pay Series 2003-47 Class C, 4.227% 10/16/27	15,636	15,218
GMAC Commercial Mortgage Securities, Inc.:
sequential pay Series 1997-C2 Class A3, 6.566% 4/15/29	4,805	4,903
Series 2003-C3 Class X2, 0.7482% 12/10/38 (a)(d)(f)	117,141	2,935
Series 2004-C3 Class X2, 0.7485% 12/10/41 (d)(f)	70,097	1,873
Greenwich Capital Commercial Funding Corp.:
Series 2003-C1 Class XP, 2.0974% 7/5/35 (a)(d)(f)	75,603	4,697
Series 2003-C2 Class XP, 1.0798% 1/5/36 (a)(d)(f)	134,321	4,713
Series 2005-GG3 Class XP, 0.8024% 8/10/42 (a)(d)(f)	324,745	10,568
GS Mortgage Securities Corp. II:
sequential pay:
Series 2001-LIBA Class A2, 6.615% 2/14/16 (a)	7,850	8,358
Series 2003-C1 Class A2A, 3.59% 1/10/40	10,690	10,425
Series 2001-LIBA Class C, 6.733% 2/14/16 (a)	4,130	4,398
Series 2005-GG4 Class XP, 0.7342% 7/10/39 (a)(d)(f)	243,635	8,324
Hilton Hotel Pool Trust Series 2000-HLTA Class D, 7.555% 10/3/15 (a)	7,290	7,705
Host Marriott Pool Trust sequential pay Series 1999-HMTA:
Class A, 6.98% 8/3/15 (a)	3,791	3,913
Class B, 7.3% 8/3/15 (a)	2,810	2,998
Class D, 7.97% 8/3/15 (a)	2,310	2,454
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2004-C1 Class X2, 1.0684% 1/15/38 (a)(d)(f)	$ 25,069	$ 889
Series 2004-CB8 Class X2, 1.1613% 1/12/39 (a)(d)(f)	30,786	1,243
LB-UBS Commercial Mortgage Trust:
sequential pay:
Series 2000-C3 Class A2, 7.95% 1/15/10	10,855	11,889
Series 2003-C3 Class A2, 3.086% 5/15/27	9,205	8,831
Series 2004-C2 Class XCP, 1.4108% 3/1/36 (a)(f)	67,045	2,587
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A Class B, 4.13% 11/20/37 (a)	5,000	4,634
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2003-LLFA Class K1, 7.02% 12/16/14 (a)(d)	4,035	4,011
Morgan Stanley Capital I, Inc.:
sequential pay Series 1998-HF2 Class A2, 6.48% 11/15/30	5,302	5,441
Series 2003-IQ5 Class X2, 1.0333% 4/15/38 (a)(d)(f)	53,767	1,847
Series 2003-IQ6 Class X2, 0.6277% 12/15/41 (a)(d)(f)	93,948	2,487
Series 2005-IQ9 Class X2, 1.0819% 7/15/56 (a)(d)(f)	84,950	3,848
Morgan Stanley Dean Witter Capital I Trust floater Series 2002-XLF Class F, 6.5475% 8/5/14 (a)(d)	3,889	3,889
Mortgage Capital Funding, Inc. sequential pay Series 1998-MC2 Class A2, 6.423% 6/18/30	6,198	6,341
Prudential Securities Secured Financing Corp. sequential pay Series 1998-C1 Class A1B, 6.506% 7/15/08	7,548	7,722
Salomon Brothers Mortgage Securities VII, Inc. sequential pay Series 2000-C3 Class A2, 6.592% 12/18/33	11,242	11,815
Thirteen Affiliates of General Growth Properties, Inc. sequential pay Series 1 Class A2, 6.602% 11/15/07 (a)	5,000	5,124
Trizechahn Office Properties Trust Series 2001-TZHA:
Class C3, 6.522% 3/15/13 (a)	13,990	14,157
Class E3, 7.253% 3/15/13 (a)	5,845	5,971
Wachovia Bank Commercial Mortgage Trust:
sequential pay:
Series 2003-C8 Class A3, 4.445% 11/15/35	13,550	13,135
Series 2005-C16 Class A2, 4.38% 10/15/41	9,160	8,921
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2003-C8 Class XP, 0.6628% 11/15/35 (a)(d)(f)	$ 72,454	$ 1,283
Series 2003-C9 Class XP, 0.6326% 12/15/35 (a)(d)(f)	49,496	1,003
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $501,791)		491,278
Foreign Government and Government Agency Obligations - 0.6%

Israeli State 4.625% 6/15/13	2,440	2,330
Manitoba Province yankee 5.5% 10/1/08	15,000	15,253
Saskatchewan Province 7.125% 3/15/08	4,800	5,015
United Mexican States:
4.625% 10/8/08	5,380	5,345
5.875% 1/15/14	9,440	9,700
6.375% 1/16/13	7,820	8,281
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $45,090)		45,924
Supranational Obligations - 0.1%

Corporacion Andina de Fomento 6.875% 3/15/12 (Cost $10,366)	10,460	11,283
Fixed-Income Funds - 12.9%
	Shares
Fidelity Specialized High Income Central Investment Portfolio (e)	750,338	74,914
Fidelity Ultra-Short Central Fund (e)	9,136,249	908,691
TOTAL FIXED-INCOME FUNDS (Cost $982,564)		983,605
Cash Equivalents - 2.6%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 4.46%, dated 1/31/06 due 2/1/06) (Cost $197,287)	$ 197,311	$ 197,287
TOTAL INVESTMENT PORTFOLIO - 99.2% (Cost $7,611,741)		7,543,943
NET OTHER ASSETS - 0.8%		60,672
NET ASSETS - 100%		$ 7,604,615
Swap Agreements
	Expiration Date	Notional Amount (000s)
Credit Default Swaps
Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon default event of Morgan Stanley ABS Capital I, Inc., par value of the proportional notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class B3, 7.2913% 9/25/34	Oct. 2034	$ 2,300	28
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7 Class B3, 7.6913% 8/25/34	Sept. 2034	2,086	30
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC7 Class B3, 7.6913% 7/25/34	August 2034	2,086	28
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE8 Class B3, 7.3913% 9/25/34	Oct. 2034	2,086	30
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by .82% and pay UBS upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34

	August 2034	$ 2,086	$ 4
Receive monthly notional amount multiplied by .85% and pay UBS upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R9 Class M5, 5.5913% 10/25/34	Nov. 2034	2,086	5
Receive monthly notional amount multiplied by .85% and pay UBS upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34	Oct. 2034	2,086	5
Receive monthly notional amount multiplied by 1.6% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	1,910	20
Receive monthly notional amount multiplied by 1.65% and pay Goldman Sachs upon default event of Fieldstone Mortgage Investment Corp., par value of the notional amount of Fieldstone Mortgage Investment Corp. Series 2004-2 Class M5, 6.3413% 7/25/34	August 2034	2,507	18
Receive monthly notional amount multiplied by 1.66% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	2,086	25
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon default event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32	April 2032	2,086	6
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.3913% 2/25/34

	March 2034	$ 2,505	$ 13
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34	Feb. 2034	2,507	13
Receive monthly notional amount multiplied by 5% and pay Deutsche Bank upon default event of MASTR Asset Backed Securities Trust, par value of the notional amount of MASTR Asset Backed Securities Trust Series 2003-NC1 Class M6, 8.1913% 4/25/33	May 2033	2,086	14
Receive quarterly a fixed rate of .4% multiplied by the notional amount and pay to Merrill Lynch, Inc., upon each default event of one of the issues of Dow Jones CDX N.A. Investment Grade 4 Index, par value of the proportional notional amount (c)	June 2010	55,000	(162)
Receive quarterly a fixed rate of .5% multiplied by the notional amount and pay to Merrill Lynch, Inc., upon each default event of one of the issues of Dow Jones CDX N.A. Investment Grade 3 Index, par value of the proportional notional amount (b)	March 2010	34,720	143
Receive quarterly a fixed rate of .7% multiplied by the notional amount and pay to Deutsche Bank, upon each default event of one of the issues of Dow Jones CDX N.A. Investment Grade 3 Index, par value of the proportional notional amount (b)	March 2015	34,720	115
Receive quarterly notional amount multiplied by .30% and pay Deutsche Bank upon default event of Entergy Corp., par value of the notional amount of Entergy Corp. 7.75% 12/15/09	March 2008	11,850	10
Receive quarterly notional amount multiplied by .30% and pay Goldman Sachs, upon default event of Entergy Corp., par value of the notional amount of Entergy Corp. 7.75% 12/15/09	March 2008	8,635	6
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive quarterly notional amount multiplied by .35% and pay Goldman Sachs upon default event of Southern California Edison Co., par value of the notional amount of Southern California Edison Co. 7.625% 1/15/10

	Sept. 2010	$ 8,500	$ 5
Receive quarterly notional amount multiplied by .37% and pay Morgan Stanley, Inc. upon default event of Pacific Gas & Electric Co., par value of the notional amount of Pacific Gas & Electric Co. 4.8% 3/1/14	March 2011	6,625	0
Receive quarterly notional amount multiplied by .41% and pay Goldman Sachs upon default event of Sempra Energy, par value of the notional amount of Sempra Energy 7.95% 3/1/10	Sept. 2010	7,100	29
Receive quarterly notional amount multiplied by .41% and pay Merrill Lynch, Inc. upon default event of Talisman Energy, Inc., par value of the notional amount of Talisman Energy, Inc. 7.25% 10/15/27	March 2009	5,700	51
Receive quarterly notional amount multiplied by .75% and pay Bank of America upon default event of News America, Inc., par value of the notional amount of News America, Inc. 4.75% 3/15/10	April 2010	5,000	69
Receive quarterly notional amount multiplied by .8% and pay Morgan Stanley, Inc. upon default event of News America, Inc., par value of the notional amount of News America, Inc. 4.75% 3/15/10	April 2010	10,000	158
Receive quarterly notional amount multiplied by 1.45% and pay Deutsche Bank upon default event of News America, Inc., par value of the notional amount of News America, Inc. 6.625% 1/9/08	April 2010	5,000	207
Receive quarterly notional amount multiplied by 1.45% and pay Deutsche Bank upon default event of News America, Inc., par value of the notional amount of News America, Inc. 6.625% 1/9/08	April 2010	5,000	207
TOTAL CREDIT DEFAULT SWAPS		228,353	1,077
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps
Receive quarterly a fixed rate equal to 4.039% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	Feb. 2010	$ 100,000	$ (3,271)
Receive quarterly a fixed rate equal to 4.3875% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2010	35,000	(686)
Receive quarterly a fixed rate equal to 4.774% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2015	35,000	(552)
Receive semi-annually a fixed rate equal to 4.708% and pay quarterly a floating rate based on 3-month LIBOR with Citibank	Jan. 2009	200,000	(1,208)
Receive semi-annually a fixed rate equal to 4.7515% and pay quarterly a floating rate based on 3-month LIBOR with UBS	Jan. 2009	100,000	(487)
Receive semi-annually a fixed rate equal to 4.756% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	Jan. 2009	150,000	(681)
Receive semi-annually a fixed rate equal to 4.8575% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	Dec. 2008	48,000	(70)
Receive semi-annually a fixed rate equal to 4.921% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	Dec. 2008	355,000	139
TOTAL INTEREST RATE SWAPS		1,023,000	(6,816)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Total Return Swaps
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ Index and pay monthly a floating rate based on 1-month LIBOR minus 25 basis points with Deutsche Bank	April 2006	$ 30,000	$ (224)
Receive monthly a return equal to Lehman Brothers CMBS U.S. Aggregate Index and pay monthly a floating rate based on 1-month LIBOR minus 15 basis points with Citibank	April 2006	57,935	(218)
Receive monthly a return equal to Lehman Brothers CMBS U.S. Aggregate Index and pay monthly a floating rate based on 1-month LIBOR minus 20 basis points with Lehman Brothers, Inc.	March 2006	10,790	(39)
Receive monthly a return equal to Lehman Brothers Commercial Mortgage Backed Securities AAA Daily Index and pay monthly a floating rate based on 1-month LIBOR minus 10 basis points with Bank of America	March 2006	60,000	(250)
Receive monthly a return equal to Lehman Brothers Commercial Mortgage Backed Securities AAA Daily Index and pay monthly a floating rate based on 1-month LIBOR minus 10 basis points with Citibank	March 2006	32,710	(124)
Receive quarterly a return equal to Bank of America Securities LLC AAA 10Yr Commercial Mortgage Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 30 basis points with Bank of America	May 2006	15,000	42
TOTAL TOTAL RETURN SWAPS		206,435	(813)
		$ 1,457,788	$ (6,552)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $578,062,000 or 7.6% of net assets.

(b) Dow Jones CDX N.A. Investment Grade 3 is a tradable index of credit default swaps on investment grade debt of U.S. companies.
(c) Dow Jones CDX N.A. Investment Grade 4 is a tradable index of credit default swaps on investment grade debt of U.S. companies.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited list of holdings for each fixed-income central fund, as of the investing fund's report date, is available upon request or at fidelity.com. The reports are located just after the fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, the fixed-income central fund's financial statements are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
(g) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $1,393,000.
Affiliated Central Funds
Information regarding fiscal year to date income received by the fund from the affiliated Central funds is as follows:
Fund	Income received (Amounts in thousands)
Fidelity Specialized High Income Central Investment Portfolio	$ 1,685
Fidelity Ultra-Short Central Fund	24,649
Total	$ 26,334

Additional information regarding the fund's fiscal year to date purchases and sales, including the ownership percentage, of the following fixed income Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Specialized High Income Central Investment Portfolio	$ -	$ 74,949	$ -	$ 74,914	35.7%
Fidelity Ultra-Short Central Fund	809,179	99,995	-	908,691	13.1%
Total	$ 809,179	$ 174,944	$ -	$ 983,605
Income Tax Information

At January 31, 2006, the aggregate cost of investment securities for income tax purposes was $7,603,345,000. Net unrealized depreciation aggregated $59,402,000, of which $36,918,000 related to appreciated investment securities and $96,320,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Swaps are marked-to-market daily based on dealer-supplied valuations. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Large Cap Stock Fund

January 31, 2006

1.813034.101

LCS-QTLY-0306

Investments January 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 11.1%
Auto Components - 0.2%
Gentex Corp.	75,300	$ 1,258
Diversified Consumer Services - 1.3%
Apollo Group, Inc. Class A (a)	121,550	6,767
Bright Horizons Family Solutions, Inc. (a)	66,030	2,580
		9,347
Hotels, Restaurants & Leisure - 0.7%
Red Robin Gourmet Burgers, Inc. (a)(d)	124,800	4,953
Internet & Catalog Retail - 1.4%
Coldwater Creek, Inc. (a)	67,200	1,371
eBay, Inc. (a)	206,897	8,917
		10,288
Leisure Equipment & Products - 0.2%
Eastman Kodak Co.	55,900	1,403
Media - 2.6%
Clear Channel Communications, Inc.	90,700	2,655
Clear Channel Outdoor Holding, Inc. Class A	58,100	1,159
Lamar Advertising Co. Class A (a)	73,278	3,365
News Corp. Class B	132,400	2,190
Univision Communications, Inc. Class A (a)	251,300	8,001
Walt Disney Co.	58,570	1,482
		18,852
Multiline Retail - 0.9%
Federated Department Stores, Inc.	42,400	2,825
Target Corp.	62,500	3,422
		6,247
Specialty Retail - 3.3%
Aeropostale, Inc. (a)	102,700	3,105
Best Buy Co., Inc.	35,550	1,801
Home Depot, Inc.	263,700	10,693
Staples, Inc.	208,193	4,936
Urban Outfitters, Inc. (a)	103,600	2,829
		23,364
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 0.5%
Deckers Outdoor Corp. (a)	32,500	$ 1,038
Fossil, Inc. (a)	122,100	2,894
		3,932
TOTAL CONSUMER DISCRETIONARY		79,644
CONSUMER STAPLES - 4.9%
Food & Staples Retailing - 2.5%
CVS Corp.	168,500	4,678
Wal-Mart Stores, Inc.	291,300	13,432
		18,110
Food Products - 1.5%
Lindt & Spruengli AG	40	778
Lindt & Spruengli AG (participation certificate)	460	869
Nestle SA (Reg.)	28,047	8,228
Wm. Wrigley Jr. Co.	10,600	678
		10,553
Household Products - 0.3%
Procter & Gamble Co.	31,999	1,895
Personal Products - 0.1%
Avon Products, Inc.	12,100	343
Tobacco - 0.5%
Altria Group, Inc.	52,900	3,827
TOTAL CONSUMER STAPLES		34,728
ENERGY - 11.0%
Energy Equipment & Services - 3.8%
BJ Services Co.	112,100	4,539
Halliburton Co.	153,450	12,207
National Oilwell Varco, Inc. (a)	49,600	3,773
Schlumberger Ltd. (NY Shares)	51,400	6,551
Smith International, Inc.	4,700	212
		27,282
Oil, Gas & Consumable Fuels - 7.2%
Amerada Hess Corp.	15,100	2,337
Chevron Corp.	35,400	2,102
ConocoPhillips	121,700	7,874
Devon Energy Corp.	16,600	1,132
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
EOG Resources, Inc.	13,100	$ 1,107
Exxon Mobil Corp.	88,400	5,547
Forest Oil Corp. (a)	50,900	2,621
Houston Exploration Co. (a)	25,600	1,590
Massey Energy Co.	17,200	710
Occidental Petroleum Corp.	40,500	3,957
Quicksilver Resources, Inc. (a)	35,600	1,790
Range Resources Corp.	41,550	1,241
Tesoro Corp.	9,800	710
Total SA sponsored ADR	51,700	7,152
Ultra Petroleum Corp. (a)	17,500	1,204
USEC, Inc.	51,800	792
Valero Energy Corp.	140,900	8,796
XTO Energy, Inc.	19,300	947
		51,609
TOTAL ENERGY		78,891
FINANCIALS - 20.8%
Capital Markets - 3.7%
Daiwa Securities Group, Inc.	64,000	751
Indiabulls Financial Services Ltd.	276,912	1,223
Investors Financial Services Corp. (d)	175,600	8,243
Merrill Lynch & Co., Inc.	29,400	2,207
State Street Corp.	47,300	2,860
UBS AG (NY Shares)	104,000	11,315
		26,599
Commercial Banks - 4.7%
Bank of America Corp.	401,000	17,736
Finansbank AS	243,700	1,380
HDFC Bank Ltd.	68,000	1,180
Korea Exchange Bank (a)	160,860	2,480
Standard Chartered PLC (United Kingdom)	370,625	9,198
State Bank of India	65,074	1,437
		33,411
Consumer Finance - 1.3%
American Express Co.	173,530	9,102
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - 3.3%
IntercontinentalExchange, Inc.	48,100	$ 2,444
JPMorgan Chase & Co.	536,240	21,316
		23,760
Insurance - 7.5%
ACE Ltd.	106,700	5,842
AMBAC Financial Group, Inc.	46,700	3,587
American International Group, Inc.	330,812	21,655
Aspen Insurance Holdings Ltd.	78,600	1,822
Endurance Specialty Holdings Ltd.	75,200	2,476
Hannover Rueckversicherungs AG	20,000	755
Max Re Capital Ltd.	57,200	1,516
National Financial Partners Corp.	14,100	754
PartnerRe Ltd.	43,900	2,712
Platinum Underwriters Holdings Ltd.	152,700	4,680
Scottish Re Group Ltd.	10,200	251
Swiss Reinsurance Co. (Reg.)	21,452	1,595
XL Capital Ltd. Class A	90,400	6,116
		53,761
Thrifts & Mortgage Finance - 0.3%
Doral Financial Corp.	111,200	1,209
Washington Mutual, Inc.	32,700	1,384
		2,593
TOTAL FINANCIALS		149,226
HEALTH CARE - 17.7%
Biotechnology - 2.8%
Alkermes, Inc. (a)	61,600	1,499
Alnylam Pharmaceuticals, Inc. (a)	105,100	1,413
Amgen, Inc. (a)	14,900	1,086
Cephalon, Inc. (a)(d)	142,700	10,116
DUSA Pharmaceuticals, Inc. (a)	83,100	846
Exelixis, Inc. (a)	32,900	355
Illumina, Inc. (a)	10,500	225
Invitrogen Corp. (a)	52,900	3,644
PDL BioPharma, Inc. (a)	47,262	1,378
		20,562
Health Care Equipment & Supplies - 2.8%
Baxter International, Inc.	92,400	3,405
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
C.R. Bard, Inc.	53,900	$ 3,418
Cooper Companies, Inc.	81,200	4,501
INAMED Corp. (a)	11,600	1,068
Inverness Medical Innovations, Inc. (a)	177,701	4,771
NeuroMetrix, Inc. (a)	9,700	335
Thermo Electron Corp. (a)	76,100	2,560
		20,058
Health Care Providers & Services - 3.5%
Aetna, Inc.	67,100	6,495
Cardinal Health, Inc.	41,200	2,968
Emdeon Corp. (a)	84,600	790
Medco Health Solutions, Inc. (a)	49,000	2,651
Patterson Companies, Inc. (a)	21,500	742
UnitedHealth Group, Inc.	181,400	10,779
WebMD Health Corp. Class A	11,500	459
		24,884
Pharmaceuticals - 8.6%
Allergan, Inc.	34,800	4,051
Johnson & Johnson	352,000	20,254
Merck & Co., Inc.	188,628	6,508
Novartis AG sponsored ADR	92,100	5,080
Pfizer, Inc.	394,778	10,138
Roche Holding AG (participation certificate)	33,776	5,338
Teva Pharmaceutical Industries Ltd. sponsored ADR	52,800	2,251
Wyeth	170,900	7,904
		61,524
TOTAL HEALTH CARE		127,028
INDUSTRIALS - 13.1%
Aerospace & Defense - 4.9%
Goodrich Corp.	94,700	3,728
Honeywell International, Inc.	729,100	28,012
L-3 Communications Holdings, Inc.	30,500	2,471
Raytheon Co.	17,500	717
		34,928
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Airlines - 0.2%
JetBlue Airways Corp. (a)	55,950	$ 730
US Airways Group, Inc. (a)	19,700	578
		1,308
Industrial Conglomerates - 6.0%
General Electric Co.	1,279,408	41,903
Tyco International Ltd.	39,800	1,037
		42,940
Machinery - 0.5%
Deere & Co.	28,300	2,031
ITT Industries, Inc.	15,100	1,548
		3,579
Road & Rail - 1.1%
Norfolk Southern Corp.	167,500	8,348
Trading Companies & Distributors - 0.4%
WESCO International, Inc. (a)	55,100	2,641
TOTAL INDUSTRIALS		93,744
INFORMATION TECHNOLOGY - 16.7%
Communications Equipment - 1.3%
CSR PLC (a)	92,300	1,839
Juniper Networks, Inc. (a)	75,100	1,362
Nokia Corp. sponsored ADR	107,700	1,980
Nortel Networks Corp. (a)	440,700	1,322
Research In Motion Ltd. (a)	46,400	3,147
		9,650
Computers & Peripherals - 4.5%
Apple Computer, Inc. (a)	78,900	5,958
Dell, Inc. (a)	528,200	15,482
EMC Corp. (a)	684,723	9,175
NCR Corp. (a)	39,600	1,471
		32,086
Electronic Equipment & Instruments - 1.3%
Agilent Technologies, Inc. (a)	193,600	6,565
Arrow Electronics, Inc. (a)	51,400	1,766
Cogent, Inc. (a)	40,300	968
Hon Hai Precision Industry Co. Ltd. (Foxconn)	185	1
		9,300
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 2.3%
Google, Inc. Class A (sub. vtg.) (a)	23,900	$ 10,355
NHN Corp. (a)	1,913	565
Spark Networks PLC unit (a)	45,200	353
Yahoo!, Inc. (a)	142,500	4,893
		16,166
IT Services - 0.3%
First Data Corp.	55,500	2,503
Semiconductors & Semiconductor Equipment - 2.9%
ARM Holdings PLC sponsored ADR	312,600	2,223
Holtek Semiconductor, Inc.	354,000	562
Intel Corp.	431,335	9,174
MediaTek, Inc.	34,000	349
MEMC Electronic Materials, Inc. (a)	64,400	1,841
National Semiconductor Corp.	195,100	5,504
Samsung Electronics Co. Ltd.	1,478	1,139
		20,792
Software - 4.1%
Activision, Inc. (a)	135,000	1,936
Cognos, Inc. (a)	30,700	1,189
Microsoft Corp.	681,802	19,193
Oracle Corp. (a)	367,800	4,623
Symantec Corp. (a)	129,700	2,384
		29,325
TOTAL INFORMATION TECHNOLOGY		119,822
MATERIALS - 1.4%
Chemicals - 1.1%
Ashland, Inc.	87,000	5,735
Lonza Group AG	11,985	755
Praxair, Inc.	20,400	1,075
		7,565
Metals & Mining - 0.3%
Mittal Steel Co. NV Class A (NY Shares)	56,700	2,053
TOTAL MATERIALS		9,618
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - 2.2%
Diversified Telecommunication Services - 0.2%
Qwest Communications International, Inc. (a)	317,900	$ 1,914
Wireless Telecommunication Services - 2.0%
American Tower Corp. Class A (a)	184,889	5,720
Sprint Nextel Corp.	366,484	8,389
		14,109
TOTAL TELECOMMUNICATION SERVICES		16,023
UTILITIES - 0.7%
Electric Utilities - 0.3%
Exelon Corp.	37,900	2,176
Independent Power Producers & Energy Traders - 0.3%
AES Corp. (a)	121,200	2,065
Multi-Utilities - 0.1%
Public Service Enterprise Group, Inc.	6,600	459
TOTAL UTILITIES		4,700
TOTAL COMMON STOCKS (Cost $646,224)		713,424
Money Market Funds - 2.9%

Fidelity Cash Central Fund, 4.46% (b)	741,489	741
Fidelity Securities Lending Cash Central Fund, 4.48% (b)(c)	20,042,425	20,042
TOTAL MONEY MARKET FUNDS (Cost $20,783)		20,783
TOTAL INVESTMENT PORTFOLIO - 102.5% (Cost $667,007)		734,207
NET OTHER ASSETS - (2.5)%		(18,227)
NET ASSETS - 100%		$ 715,980
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income received by the fund from the affiliated Central funds is as follows:
Fund	Income received (Amounts in thousands)
Fidelity Cash Central Fund	$ 180
Fidelity Securities Lending Cash Central Fund	35
Total	$ 215
Income Tax Information

At January 31, 2006, the aggregate cost of investment securities for income tax purposes was $672,087,000. Net unrealized appreciation aggregated $62,120,000, of which $87,891,000 related to appreciated investment securities and $25,771,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Mid Cap Stock Fund

January 31, 2006

1.813018.101

MCS-QTLY-0306

Investments January 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 16.8%
Auto Components - 0.3%
Visteon Corp. (a)	6,000,000	$ 31,500
Hotels, Restaurants & Leisure - 4.7%
Boyd Gaming Corp.	1,000,000	45,200
Gaylord Entertainment Co. (a)	643,287	27,661
MGM MIRAGE (a)	165,300	6,126
Penn National Gaming, Inc. (a)	2,169,500	69,641
Royal Caribbean Cruises Ltd.	5,000,000	204,500
Starbucks Corp. (a)	1,600,000	50,720
Starwood Hotels & Resorts Worldwide, Inc. unit	750,000	45,608
Wynn Resorts Ltd. (a)(d)	930,000	60,059
		509,515
Household Durables - 2.1%
Harman International Industries, Inc.	1,000,000	110,000
LG Electronics, Inc.	1,304,130	113,448
		223,448
Internet & Catalog Retail - 0.7%
Blue Nile, Inc. (a)(d)(e)	1,125,000	42,019
GSI Commerce, Inc. (a)	2,000,000	33,740
		75,759
Leisure Equipment & Products - 0.4%
Brunswick Corp.	1,133,000	42,589
Media - 4.4%
EchoStar Communications Corp. Class A (a)	5,000,000	138,000
Getty Images, Inc. (a)	1,000,000	81,650
Lamar Advertising Co. Class A (a)	2,000,000	91,840
Omnicom Group, Inc.	600,000	49,074
Univision Communications, Inc. Class A (a)	2,500,000	79,600
XM Satellite Radio Holdings, Inc. Class A (a)	1,500,000	39,270
		479,434
Multiline Retail - 0.6%
Federated Department Stores, Inc.	955,800	63,685
Specialty Retail - 3.3%
Aeropostale, Inc. (a)(e)	2,894,518	87,501
Circuit City Stores, Inc.	4,100,000	103,361
Eddie Bauer Holdings, Inc. (a)	1,424,900	21,374
Gamestop Corp. Class A (a)(d)	1,402,467	56,533
Staples, Inc.	3,499,950	82,984
		351,753
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 0.3%
Fossil, Inc. (a)	1,300,000	$ 30,810
TOTAL CONSUMER DISCRETIONARY		1,808,493
CONSUMER STAPLES - 0.7%
Food & Staples Retailing - 0.7%
CVS Corp.	1,500,000	41,640
Rite Aid Corp. (a)	10,261,400	36,838
		78,478
ENERGY - 12.6%
Energy Equipment & Services - 7.8%
BJ Services Co.	3,700,000	149,813
GlobalSantaFe Corp.	578,300	35,305
Halliburton Co.	1,650,000	131,258
National Oilwell Varco, Inc. (a)	1,551,250	118,004
Noble Corp.	1,400,000	112,616
Pride International, Inc. (a)	2,801,137	98,908
Transocean, Inc. (a)	1,251,500	101,559
Weatherford International Ltd. (a)	2,200,000	98,516
		845,979
Oil, Gas & Consumable Fuels - 4.8%
Arch Coal, Inc.	580,300	50,324
Cameco Corp.	150,000	11,825
EOG Resources, Inc.	787,100	66,541
Peabody Energy Corp.	2,000,000	199,020
Valero Energy Corp.	3,000,000	187,290
		515,000
TOTAL ENERGY		1,360,979
FINANCIALS - 5.5%
Capital Markets - 3.2%
E*TRADE Financial Corp. (a)	9,500,000	226,005
TD Ameritrade Holding Corp.	6,000,000	121,440
		347,445
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - 0.8%
SVB Financial Group (a)	930,832	$ 46,058
Wintrust Financial Corp.	809,665	43,479
		89,537
Insurance - 0.7%
Axis Capital Holdings Ltd.	1,500,000	44,850
W.R. Berkley Corp.	615,900	30,425
		75,275
Thrifts & Mortgage Finance - 0.8%
Hudson City Bancorp, Inc.	4,000,000	49,680
Sovereign Bancorp, Inc.	1,700,000	37,060
		86,740
TOTAL FINANCIALS		598,997
HEALTH CARE - 9.9%
Biotechnology - 3.0%
Celgene Corp. (a)	1,600,000	113,840
Genentech, Inc. (a)	519,200	44,610
Martek Biosciences (a)	250,000	7,200
MedImmune, Inc. (a)	2,173,600	74,163
ONYX Pharmaceuticals, Inc. (a)	790,900	22,216
OSI Pharmaceuticals, Inc. (a)(d)	2,000,000	56,320
OXiGENE, Inc. (a)(e)	2,000,000	8,320
		326,669
Health Care Equipment & Supplies - 2.1%
Cyberonics, Inc. (a)(d)	993,029	29,801
Gen-Probe, Inc. (a)	884,700	44,615
INAMED Corp. (a)	250,000	23,028
Kinetic Concepts, Inc. (a)	500,000	18,095
Kyphon, Inc. (a)	600,000	24,942
Mentor Corp.	677,900	30,506
St. Jude Medical, Inc. (a)	1,000,000	49,130
		220,117
Health Care Providers & Services - 4.2%
Covance, Inc. (a)	1,793,000	101,860
Henry Schein, Inc. (a)	974,700	45,460
Humana, Inc. (a)	2,280,100	127,161
Medco Health Solutions, Inc. (a)	1,150,000	62,215
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Omnicare, Inc.	1,700,000	$ 84,490
UnitedHealth Group, Inc.	583,827	34,691
		455,877
Pharmaceuticals - 0.6%
Allergan, Inc.	554,100	64,497
TOTAL HEALTH CARE		1,067,160
INDUSTRIALS - 10.1%
Aerospace & Defense - 2.2%
Hexcel Corp. (a)	524,600	10,948
L-3 Communications Holdings, Inc.	906,476	73,443
Precision Castparts Corp.	1,752,800	87,552
Rockwell Collins, Inc.	1,500,000	70,380
		242,323
Airlines - 0.3%
JetBlue Airways Corp. (a)(d)	2,567,818	33,484
Commercial Services & Supplies - 2.6%
Allied Waste Industries, Inc. (a)	7,000,000	63,630
Cintas Corp.	1,599,083	68,121
Robert Half International, Inc.	1,818,500	66,430
Waste Management, Inc.	2,569,900	81,157
		279,338
Construction & Engineering - 0.3%
Quanta Services, Inc. (a)	2,108,700	29,205
Electrical Equipment - 0.8%
Evergreen Solar, Inc. (a)(d)	1,998,110	30,831
Rockwell Automation, Inc.	850,000	56,160
		86,991
Industrial Conglomerates - 0.1%
Tyco International Ltd.	300,000	7,815
Machinery - 1.0%
Manitowoc Co., Inc.	1,046,900	69,619
Toro Co.	755,900	33,418
		103,037
Road & Rail - 2.8%
Burlington Northern Santa Fe Corp.	1,700,000	136,204
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Road & Rail - continued
Landstar System, Inc.	1,000,998	$ 42,342
Norfolk Southern Corp.	2,500,000	124,600
		303,146
TOTAL INDUSTRIALS		1,085,339
INFORMATION TECHNOLOGY - 27.9%
Communications Equipment - 6.5%
Alcatel SA sponsored ADR (a)(d)	8,000,000	107,200
CIENA Corp. (a)	20,529,500	82,118
Comverse Technology, Inc. (a)	8,000,000	219,120
Corning, Inc. (a)	2,048,900	49,891
Juniper Networks, Inc. (a)	7,500,000	135,975
MasTec, Inc. (a)	1,000,000	12,050
Motorola, Inc.	4,000,000	90,840
		697,194
Computers & Peripherals - 2.1%
NCR Corp. (a)	6,250,000	232,188
Electronic Equipment & Instruments - 5.1%
Amphenol Corp. Class A	1,976,700	100,476
Arrow Electronics, Inc. (a)	1,297,287	44,575
Benchmark Electronics, Inc. (a)(e)	2,250,000	82,193
Celestica, Inc. (sub. vtg.) (a)	4,872,900	48,175
Flextronics International Ltd. (a)	11,750,000	122,905
Solectron Corp. (a)	40,500,000	154,710
		553,034
Internet Software & Services - 1.6%
Akamai Technologies, Inc. (a)	3,782,400	82,570
Homestore, Inc. (a)(e)	15,345,363	92,686
Traffic.com, Inc.	189,400	2,273
		177,529
IT Services - 1.5%
Alliance Data Systems Corp. (a)	1,350,000	57,038
Cognizant Technology Solutions Corp. Class A (a)	1,386,400	72,606
Telvent GIT SA (a)(e)	2,773,900	30,679
Unisys Corp. (a)	500,000	3,345
		163,668
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Office Electronics - 0.3%
Xerox Corp. (a)	2,000,000	$ 28,620
Semiconductors & Semiconductor Equipment - 7.7%
FormFactor, Inc. (a)	1,617,800	48,243
Freescale Semiconductor, Inc. Class B (a)	3,750,000	94,688
Intel Corp.	150,000	3,191
Marvell Technology Group Ltd. (a)	591,200	40,450
MEMC Electronic Materials, Inc. (a)	2,500,000	71,450
Microchip Technology, Inc.	5,500,000	206,305
NVIDIA Corp. (a)	1,700,000	76,432
ON Semiconductor Corp. (a)	7,179,450	53,918
PMC-Sierra, Inc. (a)	2,401,949	22,722
Samsung Electronics Co. Ltd.	173,710	133,920
Semtech Corp. (a)	63,000	1,215
Silicon Laboratories, Inc. (a)	1,395,300	68,691
United Microelectronics Corp. sponsored ADR	2,250,000	7,380
		828,605
Software - 3.1%
Activision, Inc. (a)	500,000	7,170
Amdocs Ltd. (a)	1,155,000	37,191
BEA Systems, Inc. (a)	5,000,000	51,850
Citrix Systems, Inc. (a)	1,575,000	48,573
FileNET Corp. (a)	1,749,089	49,079
NAVTEQ Corp. (a)	1,500,000	67,365
Symantec Corp. (a)	650,000	11,947
TIBCO Software, Inc. (a)	7,921,100	63,290
		336,465
TOTAL INFORMATION TECHNOLOGY		3,017,303
MATERIALS - 9.2%
Chemicals - 6.2%
Agrium, Inc.	4,000,000	95,175
Air Products & Chemicals, Inc.	500,000	30,845
Chemtura Corp.	757,327	9,520
Monsanto Co.	2,750,000	232,678
Mosaic Co. (a)	2,472,899	38,231
NOVA Chemicals Corp.	200,000	6,936
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
Potash Corp. of Saskatchewan	2,500,000	$ 224,988
Tokuyama Corp.	1,472,000	27,914
		666,287
Construction Materials - 0.5%
Florida Rock Industries, Inc.	1,000,000	54,060
Containers & Packaging - 0.3%
Smurfit-Stone Container Corp. (a)	2,453,038	31,374
Metals & Mining - 2.2%
Commercial Metals Co.	459,850	21,765
Gold Fields Ltd. sponsored ADR	3,000,000	70,740
Novelis, Inc.	1,916,100	36,322
Oregon Steel Mills, Inc. (a)	605,665	24,935
Steel Dynamics, Inc.	506,600	23,516
United States Steel Corp.	1,000,000	59,750
		237,028
TOTAL MATERIALS		988,749
TELECOMMUNICATION SERVICES - 6.0%
Diversified Telecommunication Services - 4.1%
Qwest Communications International, Inc. (a)	60,000,000	361,198
Time Warner Telecom, Inc. Class A (a)(e)	7,555,777	81,602
		442,800
Wireless Telecommunication Services - 1.9%
Nextel Partners, Inc. Class A (a)	1,910,400	53,472
NII Holdings, Inc. (a)	1,300,000	64,298
Sprint Nextel Corp.	4,000,000	91,560
		209,330
TOTAL TELECOMMUNICATION SERVICES		652,130
UTILITIES - 0.4%
Independent Power Producers & Energy Traders - 0.4%
AES Corp. (a)	2,500,000	42,600
TOTAL COMMON STOCKS (Cost $8,296,122)		10,700,228
Money Market Funds - 1.6%
	Shares	Value (000s)
Fidelity Cash Central Fund, 4.46% (b)	119,964,969	$ 119,965
Fidelity Securities Lending Cash Central Fund, 4.48% (b)(c)	56,788,150	56,788
TOTAL MONEY MARKET FUNDS (Cost $176,753)		176,753
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $8,472,875)		10,876,981
NET OTHER ASSETS - (0.7)%		(79,600)
NET ASSETS - 100%		$ 10,797,381
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income received by the fund from the affiliated Central funds is as follows:
Fund	Income received (Amounts in thousands)
Fidelity Cash Central Fund	$ 3,626
Fidelity Securities Lending Cash Central Fund	1,255
Total	$ 4,881
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Aeropostale, Inc.	$ -	$ 82,308	$ -	$ -	$ 87,501
Benchmark Electronics, Inc.	15,370	48,371	-	-	82,193
Blue Nile, Inc.	28,578	5,532	6,407	-	42,019
Cyberonics, Inc.	90,045	6,683	69,150	-	-
Homestore, Inc.	28,757	3,016	265	-	92,686
IntraLase Corp.	-	31,650	28,261	-	-
OXiGENE, Inc.	-	7,300	-	-	8,320
Sapient Corp.	47,905	2,464	49,751	-	-
Telvent GIT SA	24,272	-	-	-	30,679
Time Warner Telecom, Inc. Class A	30,541	371	-	-	81,602
Total	$ 265,468	$ 187,695	$ 153,834	$ -	$ 425,000
Income Tax Information

At January 31, 2006, the aggregate cost of investment securities for income tax purposes was $8,479,285,000. Net unrealized appreciation aggregated $2,397,696,000, of which $2,681,103,000 related to appreciated investment securities and $283,407,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-ended mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Small Cap Retirement
Fund

January 31, 2006

1.813037.101

SMR-QTLY-0306

Investments January 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.2%
	Shares	Value
CONSUMER DISCRETIONARY - 14.2%
Auto Components - 0.1%
Noble International Ltd.	10,490	$ 221,444
Distributors - 1.1%
Prestige Brands Holdings, Inc.	192,100	2,387,803
Diversified Consumer Services - 1.1%
Jackson Hewitt Tax Service, Inc.	92,600	2,339,076
Hotels, Restaurants & Leisure - 4.1%
Ambassadors Group, Inc.	72,952	1,973,352
Applebee's International, Inc.	82,600	1,979,922
Domino's Pizza, Inc.	92,900	2,314,139
Kerzner International Ltd. (a)	20,100	1,311,324
Penn National Gaming, Inc. (a)	46,800	1,502,280
		9,081,017
Household Durables - 3.0%
Jarden Corp. (a)	83,725	2,062,984
KB Home	25,500	1,943,100
Lifetime Brands, Inc.	70,000	1,529,500
Ryland Group, Inc.	15,000	1,085,400
		6,620,984
Internet & Catalog Retail - 1.6%
GSI Commerce, Inc. (a)	77,000	1,298,990
Insight Enterprises, Inc. (a)	106,600	2,229,006
		3,527,996
Leisure Equipment & Products - 0.8%
MarineMax, Inc. (a)	56,000	1,762,320
Specialty Retail - 1.5%
New York & Co., Inc. (a)	99,300	1,924,434
Pacific Sunwear of California, Inc. (a)	58,300	1,428,933
		3,353,367
Textiles, Apparel & Luxury Goods - 0.9%
Carter's, Inc. (a)	28,200	1,917,318
TOTAL CONSUMER DISCRETIONARY		31,211,325
CONSUMER STAPLES - 1.1%
Food & Staples Retailing - 1.1%
BJ's Wholesale Club, Inc. (a)	77,676	2,496,507
Common Stocks - continued
	Shares	Value
ENERGY - 12.1%
Energy Equipment & Services - 5.2%
Basic Energy Services, Inc.	27,400	$ 768,570
Hornbeck Offshore Services, Inc. (a)	42,400	1,686,672
Oil States International, Inc. (a)	94,700	3,873,227
Pason Systems, Inc.	74,300	2,287,810
Superior Energy Services, Inc. (a)	102,800	2,791,020
		11,407,299
Oil, Gas & Consumable Fuels - 6.9%
Encore Acquisition Co. (a)	50	1,808
Forest Oil Corp. (a)	55,200	2,842,800
Frontier Oil Corp.	48,500	2,298,415
Holly Corp.	31,600	2,325,760
Overseas Shipholding Group, Inc.	38,000	1,960,040
Plains Exploration & Production Co. (a)	32,400	1,452,816
Range Resources Corp.	92,600	2,765,962
World Fuel Services Corp.	49,802	1,716,177
		15,363,778
TOTAL ENERGY		26,771,077
FINANCIALS - 12.8%
Commercial Banks - 2.2%
East West Bancorp, Inc.	25,000	922,750
Hanmi Financial Corp.	91,698	1,741,345
Nara Bancorp, Inc.	29,408	526,403
UCBH Holdings, Inc.	89,700	1,556,295
		4,746,793
Diversified Financial Services - 1.2%
EuroBancshares, Inc. (a)	94,979	1,345,852
Marlin Business Services Corp. (a)	61,519	1,413,707
		2,759,559
Insurance - 6.3%
Aspen Insurance Holdings Ltd.	100,100	2,320,318
Hilb Rogal & Hobbs Co.	58,500	2,274,480
IPC Holdings Ltd.	17,539	478,113
Montpelier Re Holdings Ltd.	84,963	1,639,786
Philadelphia Consolidated Holdings Corp. (a)	22,553	2,191,024
Scottish Re Group Ltd.	39,300	967,566
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
StanCorp Financial Group, Inc.	40,716	$ 2,025,621
Universal American Financial Corp. (a)	115,128	1,896,158
		13,793,066
Real Estate - 1.1%
Education Realty Trust, Inc.	38,434	500,795
United Dominion Realty Trust, Inc. (SBI)	76,000	1,931,160
		2,431,955
Thrifts & Mortgage Finance - 2.0%
Doral Financial Corp.	66,300	720,681
Farmer Mac Class C (non-vtg.)	39,600	1,123,848
R&G Financial Corp. Class B	109,747	1,425,614
W Holding Co., Inc.	127,211	1,095,287
		4,365,430
TOTAL FINANCIALS		28,096,803
HEALTH CARE - 14.2%
Biotechnology - 1.0%
Martek Biosciences (a)(d)	77,000	2,217,600
Health Care Equipment & Supplies - 5.2%
Fisher Scientific International, Inc. (a)	47,864	3,200,666
Kinetic Concepts, Inc. (a)	52,800	1,910,832
Merit Medical Systems, Inc. (a)	99,000	1,396,890
Nutraceutical International Corp. (a)	73,194	1,058,385
Regeneration Technologies, Inc. (a)	188,900	1,492,310
ResMed, Inc. (a)	42,000	1,656,480
Syneron Medical Ltd. (a)	26,900	748,358
		11,463,921
Health Care Providers & Services - 7.0%
American Retirement Corp. (a)	38,300	1,042,909
DaVita, Inc. (a)	37,000	2,025,750
Emergency Medical Services Corp. Class A	87,600	1,097,628
Humana, Inc. (a)	54,000	3,011,580
Omnicare, Inc.	55,504	2,758,549
Per-Se Technologies, Inc. (a)	94,000	2,337,780
RehabCare Group, Inc. (a)	75,800	1,453,844
Sierra Health Services, Inc. (a)	42,200	1,671,964
		15,400,004
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - 1.0%
Medicis Pharmaceutical Corp. Class A	73,000	$ 2,256,430
TOTAL HEALTH CARE		31,337,955
INDUSTRIALS - 15.4%
Aerospace & Defense - 1.9%
Alliant Techsystems, Inc. (a)	31,621	2,450,628
BE Aerospace, Inc. (a)	80,000	1,681,600
		4,132,228
Air Freight & Logistics - 1.0%
EGL, Inc. (a)	52,000	2,127,320
Building Products - 0.7%
Quixote Corp.	71,000	1,510,170
Commercial Services & Supplies - 4.2%
CDI Corp.	41,000	1,118,070
Corrections Corp. of America (a)	49,351	2,094,950
FTI Consulting, Inc. (a)	90,300	2,442,615
PeopleSupport, Inc. (a)	134,224	1,393,245
Tele Atlas NV (a)	85,300	2,324,171
		9,373,051
Construction & Engineering - 1.0%
URS Corp. (a)	50,700	2,168,946
Electrical Equipment - 2.0%
EnerSys (a)	139,000	1,936,270
Genlyte Group, Inc. (a)	42,000	2,429,280
		4,365,550
Industrial Conglomerates - 0.6%
Raven Industries, Inc.	46,000	1,453,600
Machinery - 1.8%
Greenbrier Companies, Inc.	68,800	2,438,960
Watts Water Technologies, Inc. Class A	46,300	1,559,384
		3,998,344
Trading Companies & Distributors - 2.2%
MSC Industrial Direct Co., Inc. Class A	58,000	2,605,940
UAP Holding Corp.	102,500	2,168,900
		4,774,840
TOTAL INDUSTRIALS		33,904,049
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - 20.0%
Communications Equipment - 4.6%
Avocent Corp. (a)	76,900	$ 2,558,463
Black Box Corp.	23,000	1,164,490
Harris Corp.	69,000	3,203,670
Ixia (a)	108,000	1,360,800
MasTec, Inc. (a)	48,000	578,400
Symmetricom, Inc. (a)	120,000	1,186,800
		10,052,623
Computers & Peripherals - 1.5%
Avid Technology, Inc. (a)	34,000	1,688,780
Mobility Electronics, Inc. (a)	160,000	1,676,800
		3,365,580
Electronic Equipment & Instruments - 3.5%
Cogent, Inc. (a)	71,600	1,720,548
FARO Technologies, Inc. (a)(d)	94,000	1,497,420
International DisplayWorks, Inc. (a)	75,000	486,750
Trimble Navigation Ltd. (a)	54,000	2,161,080
Xyratex Ltd. (a)	84,300	1,902,651
		7,768,449
Internet Software & Services - 1.1%
Digital River, Inc. (a)	71,200	2,390,896
IT Services - 2.5%
CACI International, Inc. Class A (a)	47,000	2,683,700
Lionbridge Technologies, Inc. (a)	379,700	2,897,111
		5,580,811
Office Electronics - 0.9%
Zebra Technologies Corp. Class A (a)	45,000	2,026,350
Semiconductors & Semiconductor Equipment - 2.7%
Cascade Microtech, Inc. (a)	132,000	1,867,800
Entegris, Inc. (a)	160,000	1,680,000
O2Micro International Ltd. sponsored ADR (a)	225,000	2,448,000
		5,995,800
Software - 3.2%
Blackbaud, Inc.	73,209	1,258,463
Bottomline Technologies, Inc. (a)	88,900	1,024,128
Cognos, Inc. (a)	42,000	1,626,235
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Hyperion Solutions Corp. (a)	50,000	$ 1,720,500
NAVTEQ Corp. (a)	31,000	1,392,210
		7,021,536
TOTAL INFORMATION TECHNOLOGY		44,202,045
MATERIALS - 5.5%
Chemicals - 2.4%
Arch Chemicals, Inc.	51,800	1,605,800
Chemtura Corp.	132,500	1,665,525
Spartech Corp.	84,326	2,026,354
		5,297,679
Containers & Packaging - 0.5%
Packaging Dynamics Corp.	82,620	1,111,239
Metals & Mining - 2.6%
Allegheny Technologies, Inc.	29,000	1,503,650
Apex Silver Mines Ltd. (a)	50,000	801,500
Carpenter Technology Corp.	5,200	470,912
Meridian Gold, Inc. (a)	68,000	1,835,901
Oregon Steel Mills, Inc. (a)	27,500	1,132,175
		5,744,138
TOTAL MATERIALS		12,153,056
TELECOMMUNICATION SERVICES - 0.8%
Wireless Telecommunication Services - 0.8%
Dobson Communications Corp. Class A (a)	244,500	1,814,190
UTILITIES - 1.1%
Multi-Utilities - 1.1%
CMS Energy Corp. (a)	164,700	2,383,209
TOTAL COMMON STOCKS (Cost $186,778,496)		214,370,216
Money Market Funds - 4.5%
	Shares	Value
Fidelity Cash Central Fund, 4.46% (b)	8,184,762	$ 8,184,762
Fidelity Securities Lending Cash Central Fund, 4.48% (b)(c)	1,758,000	1,758,000
TOTAL MONEY MARKET FUNDS (Cost $9,942,762)		9,942,762
TOTAL INVESTMENT PORTFOLIO - 101.7% (Cost $196,721,258)		224,312,978
NET OTHER ASSETS - (1.7)%		(3,689,287)
NET ASSETS - 100%		$ 220,623,691
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income received by the fund from the affiliated Central funds is as follows:
Fund	Income received
Fidelity Cash Central Fund	$ 163,408
Fidelity Securities Lending Cash Central Fund	14,006
Total	$ 177,414
Income Tax Information

At January 31, 2006, the aggregate cost of investment securities for income tax purposes was $197,074,380. Net unrealized appreciation aggregated $27,238,598, of which $32,904,051 related to appreciated investment securities and $5,665,453 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Small Cap Stock Fund

January 31, 2006

1.813072.101

SLC-QTLY-0306

Investments January 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 16.6%
Auto Components - 0.2%
Amerigon, Inc. (a)(e)	1,585,124	$ 7,846
Diversified Consumer Services - 0.5%
Bright Horizons Family Solutions, Inc. (a)	131,958	5,157
Carriage Services, Inc. Class A (a)(e)	1,185,250	5,926
Service Corp. International (SCI)	1,264,000	10,340
		21,423
Hotels, Restaurants & Leisure - 3.4%
Buffalo Wild Wings, Inc. (a)	374,871	11,880
Domino's Pizza UK & IRL PLC	219,870	1,467
Famous Dave's of America, Inc. (a)(e)	849,303	10,863
Friendly Ice Cream Corp. (a)	324,500	2,807
Isle of Capri Casinos, Inc. (a)	451,215	12,837
Kerzner International Ltd. (a)	448,400	29,254
Paddy Power PLC (Ireland)	800,000	12,396
Penn National Gaming, Inc. (a)	1,636,648	52,536
Sportingbet PLC	990,500	7,313
WMS Industries, Inc. (a)	600,000	15,714
		157,067
Household Durables - 1.2%
Fourlis Holdings SA	1,338,791	16,531
Interface, Inc. Class A (a)	1,873,821	17,614
Lifetime Brands, Inc. (e)	1,050,140	22,946
		57,091
Internet & Catalog Retail - 1.0%
Insight Enterprises, Inc. (a)	2,139,800	44,743
Leisure Equipment & Products - 0.7%
Jumbo SA	1,811,000	22,669
RC2 Corp. (a)	298,877	10,422
		33,091
Media - 1.4%
Harris Interactive, Inc. (a)	2,702,600	14,513
Modern Times Group AB (MTG) (B Shares) (a)	495,750	24,156
Salem Communications Corp. Class A (a)	965,941	14,818
Trader Classified Media NV (A Shares)	539,850	8,162
		61,649
Specialty Retail - 6.4%
Big 5 Sporting Goods Corp. (e)	1,225,100	26,438
Carphone Warehouse Group PLC	3,050,000	13,564
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Eddie Bauer Holdings, Inc. (a)	678,300	$ 10,175
Foot Locker, Inc.	503,540	11,440
Gamestop Corp.:
Class A (a)	480,192	19,357
Class B (a)	199,700	7,437
JD Group Ltd.	1,019,800	14,472
Kesa Electricals PLC	3,400,000	15,061
La Senza Corp. (sub. vtg.)	844,100	13,896
New York & Co., Inc. (a)	1,100,500	21,328
RONA, Inc. (a)	779,900	14,503
The Children's Place Retail Stores, Inc. (a)(e)	2,301,540	100,784
The Game Group PLC	478,133	712
The Men's Wearhouse, Inc. (a)	600,900	20,533
		289,700
Textiles, Apparel & Luxury Goods - 1.8%
Ashworth, Inc. (a)	197,300	1,677
Carter's, Inc. (a)	262,900	17,875
Gildan Activewear, Inc. Class A (a)	886,460	42,441
Reebok International Ltd.	115,500	6,813
Ted Baker PLC	1,372,100	12,961
		81,767
TOTAL CONSUMER DISCRETIONARY		754,377
CONSUMER STAPLES - 0.9%
Food Products - 0.8%
Corn Products International, Inc.	549,500	14,985
Global Bio-Chem Technology Group Co. Ltd.	15,534,000	8,374
Global Bio-Chem Technology Group Co. Ltd. warrants 5/31/07 (a)	1,750,000	16
Richmond Foods PLC	1,100,000	11,800
		35,175
Personal Products - 0.1%
Reliv International, Inc. (d)	409,060	6,529
TOTAL CONSUMER STAPLES		41,704
Common Stocks - continued
	Shares	Value (000s)
ENERGY - 1.9%
Oil, Gas & Consumable Fuels - 1.9%
Forest Oil Corp. (a)	347,800	$ 17,912
Gastar Exploration Ltd. (a)	883,600	4,453
Gastar Exploration Ltd. (a)(f)	2,264,411	11,412
Holly Corp.	255,800	18,827
Plains Exploration & Production Co. (a)	454,700	20,389
Range Resources Corp.	475,200	14,194
		87,187
FINANCIALS - 7.7%
Capital Markets - 0.6%
optionsXpress Holdings, Inc.	56,000	1,635
TradeStation Group, Inc. (a)	1,468,565	25,979
		27,614
Commercial Banks - 4.1%
Cathay General Bancorp	703,453	25,120
Center Financial Corp., California	696,844	16,905
East West Bancorp, Inc.	629,105	23,220
Hanmi Financial Corp.	930,993	17,680
Nara Bancorp, Inc.	766,723	13,724
Preferred Bank, Los Angeles California	46,209	2,176
PrivateBancorp, Inc.	301,116	11,385
SVB Financial Group (a)	667,000	33,003
Texas Capital Bancshares, Inc. (a)	896,098	19,669
UCBH Holdings, Inc.	633,094	10,984
Wintrust Financial Corp.	226,250	12,150
		186,016
Diversified Financial Services - 0.2%
NETeller PLC (a)	602,299	8,395
Insurance - 2.3%
Aspen Insurance Holdings Ltd.	624,000	14,464
Endurance Specialty Holdings Ltd.	776,200	25,560
Montpelier Re Holdings Ltd.	703,913	13,586
Platinum Underwriters Holdings Ltd.	749,300	22,966
United America Indemnity Ltd. Class A (a)	561,889	11,884
USI Holdings Corp. (a)	1,124,531	15,833
		104,293
Real Estate - 0.3%
Pennsylvania (REIT) (SBI)	400,000	16,264
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.2%
W Holding Co., Inc.	1,140,648	$ 9,821
TOTAL FINANCIALS		352,403
HEALTH CARE - 18.4%
Biotechnology - 2.8%
Alkermes, Inc. (a)	854,800	20,806
Exelixis, Inc. (a)	149,400	1,611
Myriad Genetics, Inc. (a)(e)	1,918,100	41,124
ONYX Pharmaceuticals, Inc. (a)	899,900	25,278
Renovis, Inc. (a)	149,700	3,049
Serologicals Corp. (a)	1,592,622	35,611
Theravance, Inc. (a)	50,000	1,370
		128,849
Health Care Equipment & Supplies - 5.2%
Aspect Medical Systems, Inc. (a)	931,400	33,689
Axis Shield PLC (a)	2,000,000	10,131
BioLase Technology, Inc. (d)(e)	2,135,931	16,233
Cholestech Corp. (a)(e)	1,457,900	15,760
Dionex Corp. (a)	315,186	16,714
DJ Orthopedics, Inc. (a)	827,600	27,170
Foxhollow Technologies, Inc. (a)	186,000	4,998
Hologic, Inc. (a)	200,000	10,292
Imaging Dynamics Co. Ltd. (a)	370,000	1,624
Kinetic Concepts, Inc. (a)	400,000	14,476
LifeCell Corp. (a)	475,200	10,312
NeuroMetrix, Inc. (a)	42,700	1,474
Nutraceutical International Corp. (a)(e)	713,100	10,311
Regeneration Technologies, Inc. (a)(e)	2,481,740	19,606
ResMed, Inc. (a)	857,800	33,832
Respironics, Inc. (a)	33,950	1,223
Somanetics Corp. (a)(d)	402,006	10,243
		238,088
Health Care Providers & Services - 10.1%
America Service Group, Inc. (a)(e)	838,539	15,303
American Healthways, Inc. (a)(e)	2,523,310	112,736
Cerner Corp. (a)(d)	1,412,088	63,544
Covance, Inc. (a)	775,900	44,079
DaVita, Inc. (a)	426,700	23,362
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Health Grades, Inc. (a)	649,769	$ 3,827
ICON PLC sponsored ADR (a)	365,900	16,092
Merge Technologies, Inc. (a)	404,823	10,687
Per-Se Technologies, Inc. (a)(e)	2,499,400	62,160
Phase Forward, Inc. (a)(e)	3,343,015	31,123
Providence Service Corp. (a)(e)	791,720	22,627
Psychiatric Solutions, Inc. (a)	452,200	14,918
Rural/Metro Corp. (a)	529,149	4,514
Sunrise Senior Living, Inc. (a)(d)	910,800	33,108
		458,080
Pharmaceuticals - 0.3%
Atherogenics, Inc. (a)	363,400	6,450
Salix Pharmaceuticals Ltd. (a)	500,200	8,698
		15,148
TOTAL HEALTH CARE		840,165
INDUSTRIALS - 13.5%
Aerospace & Defense - 2.4%
AAR Corp. (a)	1,410,700	33,617
BE Aerospace, Inc. (a)	2,724,610	57,271
CAE, Inc.	2,345,000	19,560
		110,448
Air Freight & Logistics - 0.8%
EGL, Inc. (a)	460,273	18,830
Hub Group, Inc. Class A (a)	390,886	16,554
		35,384
Building Products - 0.3%
Quixote Corp. (e)	730,549	15,539
Commercial Services & Supplies - 4.7%
Aggreko PLC	2,750,000	13,478
CeWe Color Holding AG	237,000	10,225
Corrections Corp. of America (a)	447,500	18,996
CRA International, Inc. (a)	139,027	6,712
Datamonitor PLC (e)	5,633,595	27,711
DiamondCluster International, Inc. (a)	209,534	1,993
G&K Services, Inc. Class A	371,468	14,762
Kforce, Inc. (a)	1,144,100	14,873
Medialink Worldwide, Inc. (a)(d)(e)	602,200	2,493
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Navigant Consulting, Inc. (a)	708,100	$ 16,088
Team, Inc. (a)(e)	488,700	14,759
Tele Atlas NV (a)(d)	852,041	23,216
Tele Atlas NV (Netherlands) (a)	1,750,000	48,065
		213,371
Construction & Engineering - 1.4%
Comfort Systems USA, Inc.	1,146,165	12,046
Granite Construction, Inc.	329,200	13,326
Perini Corp. (a)	793,400	21,842
URS Corp. (a)	380,700	16,286
		63,500
Electrical Equipment - 0.7%
Energy Conversion Devices, Inc. (a)	100,000	5,036
LaBarge, Inc. (a)	6,000	96
SolarWorld AG	98,710	20,675
XP Power PLC (e)	1,000,000	7,071
		32,878
Marine - 0.3%
Alexander & Baldwin, Inc.	245,611	12,912
Road & Rail - 0.4%
Landstar System, Inc.	412,773	17,460
Trading Companies & Distributors - 2.5%
MSC Industrial Direct Co., Inc. Class A	1,085,500	48,772
UAP Holding Corp.	799,600	16,920
WESCO International, Inc. (a)	999,600	47,911
		113,603
TOTAL INDUSTRIALS		615,095
INFORMATION TECHNOLOGY - 33.6%
Communications Equipment - 2.8%
China Techfaith Wireless Communication Technology Ltd. sponsored ADR (d)	1,023,900	15,574
CSR PLC (a)	1,200,000	23,909
Dycom Industries, Inc. (a)	125,100	3,085
MasTec, Inc. (a)	1,874,100	22,583
Oplink Communications, Inc. (a)(e)	1,463,673	26,083
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Sycamore Networks, Inc. (a)	3,046,631	$ 15,081
Symmetricom, Inc. (a)	2,199,907	21,757
		128,072
Computers & Peripherals - 1.3%
Intermec, Inc. (a)	570,231	19,884
Mobility Electronics, Inc. (a)(e)	2,163,547	22,674
Palm, Inc. (a)	400,000	15,792
		58,350
Electronic Equipment & Instruments - 11.8%
Arrow Electronics, Inc. (a)	989,200	33,989
Avnet, Inc. (a)	941,204	23,012
AVX Corp.	1,490,800	24,777
Bell Microproducts, Inc. (a)	1,229,517	7,820
Benchmark Electronics, Inc. (a)	943,900	34,481
Cogent, Inc. (a)	720,000	17,302
FARO Technologies, Inc. (a)(d)	699,700	11,146
FLIR Systems, Inc. (a)	169,700	4,022
Ingram Micro, Inc. Class A (a)	4,401,450	85,168
International DisplayWorks, Inc. (a)	1,000,000	6,490
KEMET Corp. (a)	2,911,472	26,727
Kingboard Chemical Holdings Ltd.	8,566,900	27,166
Littelfuse, Inc. (a)	650,088	19,210
Lowrance Electronics, Inc.	162,206	6,191
PC Connection, Inc. (a)(e)	1,915,007	10,935
Sanmina-SCI Corp. (a)	5,000,000	21,050
SYNNEX Corp. (a)(e)	1,656,000	30,851
TTM Technologies, Inc. (a)(e)	3,805,168	39,574
Vishay Intertechnology, Inc. (a)	4,099,381	64,893
Xyratex Ltd. (a)(e)	1,899,350	42,868
		537,672
Internet Software & Services - 1.8%
Art Technology Group, Inc. (a)(e)	6,172,400	17,283
Bankrate, Inc. (a)(d)	350,000	13,304
Digitas, Inc. (a)	2,272,691	29,750
SonicWALL, Inc. (a)	2,162,403	17,818
United Internet AG	61,500	2,766
		80,921
IT Services - 3.7%
BearingPoint, Inc. (a)	997,600	8,200
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
Lionbridge Technologies, Inc. (a)(e)	5,562,918	$ 42,445
Ness Technologies, Inc. (a)(e)	2,482,191	28,744
Safeguard Scientifics, Inc. (a)(e)	8,988,400	19,145
Sapient Corp. (a)(e)	7,391,777	48,786
SI International, Inc. (a)(e)	668,137	20,318
		167,638
Semiconductors & Semiconductor Equipment - 6.9%
Advanced Analogic Technologies, Inc.	746,500	11,123
Asat Holdings Ltd. sponsored ADR (a)	1,075,344	1,312
Atmel Corp. (a)	6,677,183	26,375
Exar Corp. (a)	369,900	4,983
FormFactor, Inc. (a)	927,723	27,665
Kontron AG (a)	1,155,000	12,465
Mattson Technology, Inc. (a)	1,349,500	17,544
MKS Instruments, Inc. (a)	700,000	15,225
Omnivision Technologies, Inc. (a)(d)	650,000	16,400
ON Semiconductor Corp. (a)	1,655,087	12,430
Q-Cells AG	187,754	19,304
Silicon Laboratories, Inc. (a)	306,500	15,089
Silicon On Insulator Technologies SA (SOITEC) (a)(d)	2,300,000	56,910
SiRF Technology Holdings, Inc. (a)	1,450,944	48,882
STATS ChipPAC Ltd. sponsored ADR (a)(d)	1,999,870	13,999
Tessera Technologies, Inc. (a)	475,000	15,333
		315,039
Software - 5.3%
Ansoft Corp. (a)(e)	924,239	32,450
Ansys, Inc. (a)	500,200	21,939
Cognos, Inc. (a)	751,700	29,106
DATATRAK International, Inc. (a)(e)	1,018,383	9,267
Fundtech Ltd. (a)(e)	1,450,800	16,496
Hyperion Solutions Corp. (a)	1,094,450	37,660
JDA Software Group, Inc. (a)	899,726	13,793
Moldflow Corp. (a)	64,696	870
MSC.Software Corp. (a)(d)	498,100	9,240
NAVTEQ Corp. (a)	779,700	35,016
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Plato Learning, Inc. (a)(e)	1,692,694	$ 13,948
SimCorp AS	163,134	21,515
		241,300
TOTAL INFORMATION TECHNOLOGY		1,528,992
MATERIALS - 2.9%
Chemicals - 0.7%
Albemarle Corp.	358,300	15,683
PolyOne Corp. (a)	1,440,300	10,313
Spartech Corp.	200,000	4,806
		30,802
Containers & Packaging - 1.9%
Myers Industries, Inc. (e)	1,761,023	26,415
Owens-Illinois, Inc. (a)	2,666,924	58,646
		85,061
Metals & Mining - 0.3%
Oregon Steel Mills, Inc. (a)	399,633	16,453
TOTAL MATERIALS		132,316
TOTAL COMMON STOCKS (Cost $3,492,994)		4,352,239
Preferred Stocks - 0.1%

Convertible Preferred Stocks - 0.1%
HEALTH CARE - 0.1%
Biotechnology - 0.0%
Lifelink Monitoring Corp. Series A (a)(f)	1,421,380	0
Health Care Providers & Services - 0.1%
LifeMasters Supported SelfCare, Inc. Series F (f)	461,818	6,059
Preferred Stocks - continued
	Shares	Value (000s)
Nonconvertible Preferred Stocks - 0.0%
HEALTH CARE - 0.0%
Biotechnology - 0.0%
GeneProt, Inc. Series A (a)(f)	43,000	$ 0
TOTAL PREFERRED STOCKS (Cost $11,345)		6,059
Money Market Funds - 5.7%

Fidelity Cash Central Fund, 4.46% (b)	142,510,654	142,511
Fidelity Securities Lending Cash Central Fund, 4.58% (b)(c)	116,814,046	116,814
TOTAL MONEY MARKET FUNDS (Cost $259,325)		259,325
Cash Equivalents - 0.2%
	Maturity Amount (000s)
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 4.35%, dated 1/31/06 due 2/1/06) (Cost $7,415)	$ 7,416	7,415
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $3,771,079)		4,625,038
NET OTHER ASSETS - (1.5)%		(70,136)
NET ASSETS - 100%		$ 4,554,902
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $17,471,000 or 0.4% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Gastar Exploration Ltd.	6/13/05	$ 6,000
GeneProt, Inc. Series A	7/7/00	$ 237
Lifelink Monitoring Corp. Series A	11/28/00 - 11/14/02	$ 6,012
LifeMasters Supported SelfCare, Inc. Series F	6/24/02	$ 5,100
Affiliated Central Funds
Information regarding fiscal year to date income received by the fund from the affiliated Central funds is as follows:
Fund	Income received (Amounts in thousands)
Fidelity Cash Central Fund	$ 3,174
Fidelity Securities Lending Cash Central Fund	3,692
Total	$ 6,866

Other Information
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
A.O. Smith Corp.	$ 43,625	$ -	$ 50,008	$ 225	$ -
Air Methods Corp.	6,663	-	11,287	-	-
America Service Group, Inc.	14,792	4,083	1,033	-	15,303
American Healthways, Inc.	100,897	32,472	40,143	-	112,736
Amerigon, Inc.	4,508	2,774	-	-	7,846
Ansoft Corp.	18,366	11,097	8,025	-	32,450
Art Technology Group, Inc.	-	12,111	-	-	17,283
Baldor Electric Co.	53,679	-	53,047	502	-
Bell Microproducts, Inc.	15,859	8,040	11,233	-	-
Big 5 Sporting Goods Corp.	22,449	11,396	5,594	175	26,438
BioLase Technology, Inc.	6,666	9,914	1,404	10	16,233
Bottomline Technologies, Inc.	20,109	-	18,097	-	-
California Micro Devices Corp.	4,035	8,584	12,076	-	-
Carriage Services, Inc. Class A	3,839	3,317	-	-	5,926
Cerner Corp.	150,409	15,680	164,179	-	-
Cholestech Corp.	13,838	1,023	-	-	15,760
Collegiate Pacific, Inc.	5,036	-	5,737	7	-
COM DEV International Ltd.	6,573	-	5,496	-	-
Comfort Systems USA, Inc.	18,832	655	15,288	68	-
Computer Horizons Corp.	9,112	-	10,917	-	-
Datamonitor PLC	17,707	246	-	219	27,711
DATATRAK International, Inc.	8,800	1,672	-	-	9,267
Digital River, Inc.	14,455	34,047	46,811	-	-
Dynamex, Inc.	14,658	-	12,545	-	-
EVCI Career Colleges, Inc.	6,983	-	3,168	-	-
Famous Dave's of America, Inc.	11,340	9,562	11,496	-	10,863
Fundtech Ltd.	13,237	1,277	-	-	16,496
HealthTronics, Inc.	24,169	-	20,046	-	-
Intelligroup, Inc.	2,043	-	1,911	-	-
KEMET Corp.	33,198	11,511	27,911	-	-
Lifetime Brands, Inc.	-	14,824	934	102	22,946
Lionbridge Technologies, Inc.	19,874	13,584	4,583	-	42,445
Medialink Worldwide, Inc.	2,210	-	-	-	2,493
Midas, Inc.	17,488	-	15,497	-	-
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Mobility Electronics, Inc.	$ 12,581	$ 10,114	$ 5,059	$ -	$ 22,674
Moldflow Corp.	8,513	538	8,824	-	-
MSC.Software Corp.	16,968	-	16,241	-	-
Myers Industries, Inc.	14,313	6,806	3,596	250	26,415
Myriad Genetics, Inc.	22,723	18,500	8,356	-	41,124
Ness Technologies, Inc.	13,172	12,380	-	-	28,744
Nutraceutical International Corp.	8,201	749	-	-	10,311
Oplink Communications, Inc.	-	7,911	-	-	26,083
Patientline PLC	13,459	-	6,748	-	-
PC Connection, Inc.	7,241	3,894	-	-	10,935
Per-Se Technologies, Inc.	40,640	8,460	10,372	-	62,160
Phase Forward, Inc.	16,244	3,586	-	-	31,123
Plato Learning, Inc.	12,407	-	-	-	13,948
Priority Healthcare Corp. Class B	99,379	-	113,474	-	-
Providence Service Corp.	20,405	2,201	2,037	-	22,627
Quixote Corp.	11,397	3,497	-	218	15,539
Regeneration Technologies, Inc.	13,779	7,218	-	-	19,606
Safeguard Scientifics, Inc.	-	16,345	-	-	19,145
Sapient Corp.	-	43,338	-	-	48,786
SI International, Inc.	8,590	8,514	-	-	20,318
SYNNEX Corp.	15,736	10,522	-	-	30,851
Team, Inc.	-	12,359	-	-	14,759
The Children's Place Retail Stores, Inc.	16,819	95,883	4,219	-	100,784
The Pep Boys - Manny, Moe & Jack	82,242	14,771	89,077	250	-
TTM Technologies, Inc.	20,770	13,704	-	-	39,574
Visual Networks, Inc.	3,152	-	3,071	-	-
XP Power PLC	7,725	-	-	125	7,071
Xyratex Ltd.	15,345	14,174	-	-	42,868
Total	$ 1,207,250	$ 523,333	$ 829,540	$ 2,151	$ 1,037,641
Income Tax Information

At January 31, 2006, the aggregate cost of investment securities for income tax purposes was $3,781,399,000. Net unrealized appreciation aggregated $843,639,000, of which $964,117,000 related to appreciated investment securities and $120,478,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Spartan® 500 Index Fund

January 31, 2006

1.813073.101

SMI-QTLY-0306

Investments January 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 10.7%
Auto Components - 0.1%
Cooper Tire & Rubber Co.	71,984	$ 1,079
Dana Corp.	176,542	860
Goodyear Tire & Rubber Co. (a)(d)	207,095	3,239
Johnson Controls, Inc.	226,548	15,686
		20,864
Automobiles - 0.4%
Ford Motor Co.	2,180,810	18,711
General Motors Corp. (d)	663,897	15,973
Harley-Davidson, Inc.	322,396	17,258
		51,942
Distributors - 0.1%
Genuine Parts Co.	203,712	8,664
Diversified Consumer Services - 0.1%
Apollo Group, Inc. Class A (a)	170,845	9,511
H&R Block, Inc.	384,642	9,408
		18,919
Hotels, Restaurants & Leisure - 1.5%
Carnival Corp. unit	508,617	26,326
Darden Restaurants, Inc.	153,738	6,251
Harrah's Entertainment, Inc.	215,754	15,879
Hilton Hotels Corp.	385,125	9,601
International Game Technology	395,576	14,154
Marriott International, Inc. Class A	193,252	12,878
McDonald's Corp.	1,477,545	51,729
Starbucks Corp. (a)	902,173	28,599
Starwood Hotels & Resorts Worldwide, Inc. unit	257,376	15,651
Wendy's International, Inc.	136,465	8,045
Yum! Brands, Inc.	332,311	16,439
		205,552
Household Durables - 0.8%
Black & Decker Corp.	92,053	7,944
Centex Corp.	149,975	10,707
D.R. Horton, Inc.	319,575	11,927
Fortune Brands, Inc.	171,533	12,858
Harman International Industries, Inc.	77,294	8,502
KB Home	91,903	7,003
Leggett & Platt, Inc.	215,975	5,317
Lennar Corp. Class A	161,248	10,088
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Maytag Corp.	94,100	$ 1,620
Newell Rubbermaid, Inc.	323,433	7,646
Pulte Homes, Inc.	251,856	10,049
Snap-On, Inc.	68,009	2,729
The Stanley Works	85,398	4,188
Whirlpool Corp.	79,204	6,390
		106,968
Internet & Catalog Retail - 0.5%
Amazon.com, Inc. (a)(d)	360,073	16,138
eBay, Inc. (a)	1,341,735	57,829
		73,967
Leisure Equipment & Products - 0.2%
Brunswick Corp.	113,245	4,257
Eastman Kodak Co. (d)	337,170	8,463
Hasbro, Inc.	209,380	4,439
Mattel, Inc.	474,074	7,822
		24,981
Media - 3.3%
CBS Corp. Class B	907,152	23,704
Clear Channel Communications, Inc.	634,567	18,574
Comcast Corp. Class A (a)	2,549,311	70,922
Dow Jones & Co., Inc.	69,264	2,633
E.W. Scripps Co. Class A	101,116	4,888
Gannett Co., Inc.	281,629	17,405
Interpublic Group of Companies, Inc. (a)(d)	505,431	5,105
Knight-Ridder, Inc.	81,469	5,071
McGraw-Hill Companies, Inc.	440,127	22,464
Meredith Corp.	49,205	2,694
News Corp. Class A	2,856,675	45,021
Omnicom Group, Inc.	211,681	17,313
The New York Times Co. Class A (d)	170,332	4,820
Time Warner, Inc.	5,473,837	95,956
Tribune Co.	307,370	8,917
Univision Communications, Inc. Class A (a)(d)	262,488	8,358
Viacom, Inc. Class B (non-vtg.) (a)	907,152	37,629
Walt Disney Co.	2,258,290	57,157
		448,631
Multiline Retail - 1.1%
Big Lots, Inc. (a)	133,766	1,788
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Multiline Retail - continued
Dillard's, Inc. Class A	72,316	$ 1,873
Dollar General Corp.	371,718	6,282
Family Dollar Stores, Inc.	182,278	4,366
Federated Department Stores, Inc.	319,578	21,293
JCPenney Co., Inc.	272,648	15,214
Kohl's Corp. (a)	404,735	17,966
Nordstrom, Inc.	256,638	10,707
Sears Holdings Corp. (a)	117,171	14,229
Target Corp.	1,032,149	56,510
		150,228
Specialty Retail - 2.2%
AutoNation, Inc. (a)(d)	212,548	4,738
AutoZone, Inc. (a)	64,817	6,336
Bed Bath & Beyond, Inc. (a)	348,507	13,038
Best Buy Co., Inc.	479,841	24,309
Circuit City Stores, Inc.	183,870	4,635
Gap, Inc.	673,813	12,189
Home Depot, Inc.	2,493,881	101,127
Limited Brands, Inc.	408,819	9,673
Lowe's Companies, Inc.	917,962	58,336
Office Depot, Inc. (a)	362,590	12,020
OfficeMax, Inc.	83,117	2,375
RadioShack Corp.	158,048	3,509
Sherwin-Williams Co.	131,795	6,972
Staples, Inc.	858,641	20,358
Tiffany & Co., Inc.	166,991	6,296
TJX Companies, Inc.	540,843	13,808
		299,719
Textiles, Apparel & Luxury Goods - 0.4%
Coach, Inc. (a)	446,194	16,041
Jones Apparel Group, Inc.	137,151	4,290
Liz Claiborne, Inc.	125,202	4,347
NIKE, Inc. Class B	223,171	18,066
Reebok International Ltd.	61,818	3,647
VF Corp.	104,416	5,793
		52,184
TOTAL CONSUMER DISCRETIONARY		1,462,619
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - 9.3%
Beverages - 2.1%
Anheuser-Busch Companies, Inc.	911,406	$ 37,769
Brown-Forman Corp. Class B (non-vtg.)	97,526	6,917
Coca-Cola Enterprises, Inc.	355,775	7,023
Constellation Brands, Inc. Class A (sub. vtg.) (a)	230,961	6,164
Molson Coors Brewing Co. Class B	66,283	4,143
Pepsi Bottling Group, Inc.	160,954	4,668
PepsiCo, Inc.	1,947,870	111,379
The Coca-Cola Co.	2,430,007	100,554
		278,617
Food & Staples Retailing - 2.3%
Albertsons, Inc.	432,941	10,888
Costco Wholesale Corp.	554,237	27,651
CVS Corp.	955,854	26,535
Kroger Co. (a)	850,983	15,658
Safeway, Inc.	527,472	12,364
SUPERVALU, Inc.	159,879	5,105
Sysco Corp.	728,224	22,342
Wal-Mart Stores, Inc.	2,932,726	135,228
Walgreen Co.	1,188,167	51,424
Whole Foods Market, Inc.	161,506	11,930
		319,125
Food Products - 1.0%
Archer-Daniels-Midland Co.	766,823	24,155
Campbell Soup Co.	218,498	6,540
ConAgra Foods, Inc.	609,199	12,629
General Mills, Inc.	417,088	20,275
H.J. Heinz Co.	392,897	13,335
Hershey Co.	212,602	10,885
Kellogg Co.	301,510	12,935
McCormick & Co., Inc. (non-vtg.)	157,145	4,747
Sara Lee Corp.	891,687	16,300
Tyson Foods, Inc. Class A	295,482	4,234
Wm. Wrigley Jr. Co.	210,636	13,472
		139,507
Household Products - 2.3%
Clorox Co.	176,922	10,589
Colgate-Palmolive Co.	608,189	33,383
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Household Products - continued
Kimberly-Clark Corp.	548,473	$ 31,329
Procter & Gamble Co.	3,934,923	233,065
		308,366
Personal Products - 0.2%
Alberto-Culver Co.	88,627	3,926
Avon Products, Inc.	538,146	15,240
Estee Lauder Companies, Inc. Class A	141,806	5,172
		24,338
Tobacco - 1.4%
Altria Group, Inc.	2,444,671	176,848
Reynolds American, Inc.	100,371	10,151
UST, Inc.	192,029	7,478
		194,477
TOTAL CONSUMER STAPLES		1,264,430
ENERGY - 10.3%
Energy Equipment & Services - 2.1%
Baker Hughes, Inc.	401,320	31,078
BJ Services Co.	378,427	15,323
Halliburton Co.	602,067	47,894
Nabors Industries Ltd. (a)	185,509	15,073
National Oilwell Varco, Inc. (a)	204,626	15,566
Noble Corp.	160,737	12,930
Rowan Companies, Inc.	128,330	5,753
Schlumberger Ltd. (NY Shares)	691,581	88,142
Transocean, Inc. (a)	387,512	31,447
Weatherford International Ltd. (a)	408,117	18,275
		281,481
Oil, Gas & Consumable Fuels - 8.2%
Amerada Hess Corp.	93,931	14,541
Anadarko Petroleum Corp.	278,469	30,025
Apache Corp.	386,586	29,199
Burlington Resources, Inc.	443,810	40,502
Chevron Corp.	2,635,579	156,501
ConocoPhillips	1,628,981	105,395
Devon Energy Corp.	521,602	35,578
El Paso Corp.	774,046	10,419
EOG Resources, Inc.	283,613	23,977
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Exxon Mobil Corp.	7,305,003	$ 458,384
Kerr-McGee Corp.	136,173	15,032
Kinder Morgan, Inc.	123,544	11,891
Marathon Oil Corp.	430,241	33,073
Murphy Oil Corp.	193,852	11,050
Occidental Petroleum Corp.	505,085	49,352
Sunoco, Inc.	159,809	15,214
Valero Energy Corp.	724,349	45,221
Williams Companies, Inc.	672,711	16,037
XTO Energy, Inc.	426,387	20,927
		1,122,318
TOTAL ENERGY		1,403,799
FINANCIALS - 20.7%
Capital Markets - 3.3%
Ameriprise Financial, Inc.	288,800	11,751
Bank of New York Co., Inc.	904,222	28,763
Bear Stearns Companies, Inc.	133,029	16,823
Charles Schwab Corp.	1,211,048	17,911
E*TRADE Financial Corp. (a)	480,246	11,425
Federated Investors, Inc. Class B (non-vtg.)	99,410	3,838
Franklin Resources, Inc.	174,282	17,167
Goldman Sachs Group, Inc.	529,232	74,754
Janus Capital Group, Inc.	253,225	5,290
Lehman Brothers Holdings, Inc.	314,521	44,174
Mellon Financial Corp.	490,873	17,313
Merrill Lynch & Co., Inc.	1,078,834	80,988
Morgan Stanley	1,265,465	77,763
Northern Trust Corp.	217,785	11,371
State Street Corp.	384,956	23,274
T. Rowe Price Group, Inc.	153,429	11,727
		454,332
Commercial Banks - 5.7%
AmSouth Bancorp.	409,207	11,298
Bank of America Corp.	5,452,870	241,180
BB&T Corp.	636,648	24,855
Comerica, Inc.	194,022	10,762
Compass Bancshares, Inc.	146,209	7,123
Fifth Third Bancorp	651,391	24,473
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
First Horizon National Corp.	147,926	$ 5,602
Huntington Bancshares, Inc.	267,900	6,215
KeyCorp	478,736	16,942
M&T Bank Corp.	93,667	10,144
Marshall & Ilsley Corp.	245,545	10,298
National City Corp.	647,045	22,116
North Fork Bancorp, Inc., New York	558,441	14,363
PNC Financial Services Group, Inc.	343,080	22,252
Regions Financial Corp.	537,596	17,837
SunTrust Banks, Inc.	424,281	30,315
Synovus Financial Corp.	366,645	10,145
U.S. Bancorp, Delaware	2,132,364	63,779
Wachovia Corp.	1,823,750	99,996
Wells Fargo & Co.	1,963,190	122,425
Zions Bancorp	122,593	9,693
		781,813
Consumer Finance - 1.0%
American Express Co.	1,457,725	76,458
Capital One Financial Corp.	351,622	29,290
SLM Corp.	489,919	27,416
		133,164
Diversified Financial Services - 3.4%
CIT Group, Inc.	234,534	12,510
Citigroup, Inc.	5,939,168	276,646
JPMorgan Chase & Co.	4,107,852	163,287
Moody's Corp.	291,308	18,446
		470,889
Insurance - 4.8%
ACE Ltd.	378,408	20,718
AFLAC, Inc.	587,426	27,580
Allstate Corp.	761,495	39,636
AMBAC Financial Group, Inc.	123,488	9,485
American International Group, Inc.	3,047,206	199,470
Aon Corp.	375,692	12,856
Cincinnati Financial Corp.	205,106	9,341
Genworth Financial, Inc. Class A (non-vtg.)	442,158	14,485
Hartford Financial Services Group, Inc.	352,641	28,998
Jefferson-Pilot Corp.	157,352	9,178
Lincoln National Corp.	203,379	11,090
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
Loews Corp.	159,187	$ 15,710
Marsh & McLennan Companies, Inc.	639,470	19,433
MBIA, Inc.	157,387	9,689
MetLife, Inc.	889,032	44,594
Principal Financial Group, Inc.	328,893	15,511
Progressive Corp.	231,569	24,324
Prudential Financial, Inc.	592,863	44,666
SAFECO Corp.	145,031	7,578
The Chubb Corp.	234,693	22,143
The St. Paul Travelers Companies, Inc.	812,926	36,891
Torchmark Corp.	121,834	6,835
UnumProvident Corp.	349,870	7,113
XL Capital Ltd. Class A	204,707	13,850
		651,174
Real Estate - 0.8%
Apartment Investment & Management Co. Class A	112,355	4,777
Archstone-Smith Trust	248,873	11,662
Equity Office Properties Trust	476,838	15,173
Equity Residential (SBI)	338,303	14,347
Plum Creek Timber Co., Inc.	216,074	7,982
ProLogis Trust	285,861	14,642
Public Storage, Inc.	97,066	7,044
Simon Property Group, Inc.	218,892	18,133
Vornado Realty Trust	138,597	12,244
		106,004
Thrifts & Mortgage Finance - 1.7%
Countrywide Financial Corp.	701,082	23,444
Fannie Mae	1,136,305	65,838
Freddie Mac	811,224	55,050
Golden West Financial Corp., Delaware	299,181	21,128
MGIC Investment Corp.	106,517	7,031
Sovereign Bancorp, Inc.	419,298	9,141
Washington Mutual, Inc.	1,158,383	49,023
		230,655
TOTAL FINANCIALS		2,828,031
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - 13.1%
Biotechnology - 1.5%
Amgen, Inc. (a)	1,449,074	$ 105,623
Applera Corp. - Applied Biosystems Group	220,609	6,252
Biogen Idec, Inc. (a)	398,462	17,831
Chiron Corp. (a)	128,404	5,855
Genzyme Corp. (a)	303,154	21,506
Gilead Sciences, Inc. (a)	537,590	32,723
MedImmune, Inc. (a)	288,869	9,856
		199,646
Health Care Equipment & Supplies - 2.1%
Bausch & Lomb, Inc.	63,124	4,264
Baxter International, Inc.	732,123	26,979
Becton, Dickinson & Co.	295,895	19,174
Biomet, Inc.	292,413	11,056
Boston Scientific Corp. (a)	692,685	15,149
C.R. Bard, Inc.	123,114	7,808
Fisher Scientific International, Inc. (a)	143,962	9,627
Guidant Corp.	389,525	28,669
Hospira, Inc. (a)	188,839	8,451
Medtronic, Inc.	1,420,047	80,190
Millipore Corp. (a)	61,132	4,205
PerkinElmer, Inc.	153,554	3,492
St. Jude Medical, Inc. (a)	430,360	21,144
Stryker Corp.	342,323	17,082
Thermo Electron Corp. (a)	190,390	6,405
Waters Corp. (a)	129,929	5,451
Zimmer Holdings, Inc. (a)	290,878	20,056
		289,202
Health Care Providers & Services - 3.1%
Aetna, Inc.	335,773	32,503
AmerisourceBergen Corp.	244,802	10,683
Cardinal Health, Inc.	502,735	36,217
Caremark Rx, Inc. (a)	528,019	26,031
CIGNA Corp.	147,664	17,956
Coventry Health Care, Inc. (a)	190,719	11,361
Express Scripts, Inc. (a)	170,972	15,608
HCA, Inc.	497,672	24,426
Health Management Associates, Inc. Class A	290,197	6,100
Humana, Inc. (a)	191,112	10,658
IMS Health, Inc.	272,008	6,691
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Laboratory Corp. of America Holdings (a)	156,046	$ 9,152
Manor Care, Inc.	92,879	3,632
McKesson Corp.	361,201	19,144
Medco Health Solutions, Inc. (a)	361,066	19,534
Patterson Companies, Inc. (a)	162,336	5,605
Quest Diagnostics, Inc.	194,543	9,616
Tenet Healthcare Corp. (a)	551,076	4,006
UnitedHealth Group, Inc.	1,600,992	95,131
WellPoint, Inc. (a)	774,798	59,504
		423,558
Pharmaceuticals - 6.4%
Abbott Laboratories	1,821,119	78,581
Allergan, Inc.	154,506	17,984
Bristol-Myers Squibb Co.	2,296,927	52,347
Eli Lilly & Co.	1,334,385	75,553
Forest Laboratories, Inc. (a)	396,565	18,353
Johnson & Johnson	3,492,525	200,960
King Pharmaceuticals, Inc. (a)	283,863	5,322
Merck & Co., Inc.	2,567,074	88,564
Mylan Laboratories, Inc.	256,636	5,056
Pfizer, Inc.	8,653,913	222,232
Schering-Plough Corp.	1,735,027	33,226
Watson Pharmaceuticals, Inc. (a)	119,060	3,940
Wyeth	1,575,793	72,880
		874,998
TOTAL HEALTH CARE		1,787,404
INDUSTRIALS - 10.9%
Aerospace & Defense - 2.2%
General Dynamics Corp.	236,327	27,499
Goodrich Corp.	144,302	5,681
Honeywell International, Inc.	989,387	38,012
L-3 Communications Holdings, Inc.	141,037	11,427
Lockheed Martin Corp.	419,778	28,398
Northrop Grumman Corp.	417,119	25,916
Raytheon Co.	524,446	21,487
Rockwell Collins, Inc.	202,817	9,516
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
The Boeing Co.	947,717	$ 64,739
United Technologies Corp.	1,195,884	69,804
		302,479
Air Freight & Logistics - 1.0%
FedEx Corp.	355,763	35,985
Ryder System, Inc.	75,339	3,368
United Parcel Service, Inc. Class B	1,295,551	97,050
		136,403
Airlines - 0.1%
Southwest Airlines Co.	818,971	13,480
Building Products - 0.2%
American Standard Companies, Inc.	214,626	7,727
Masco Corp.	497,535	14,752
		22,479
Commercial Services & Supplies - 0.7%
Allied Waste Industries, Inc. (a)(d)	256,236	2,329
Avery Dennison Corp.	129,681	7,747
Cendant Corp.	1,202,605	20,132
Cintas Corp.	161,691	6,888
Equifax, Inc.	152,463	5,842
Monster Worldwide, Inc. (a)	144,520	6,165
Pitney Bowes, Inc.	267,805	11,446
R.R. Donnelley & Sons Co.	255,107	8,316
Robert Half International, Inc.	199,937	7,304
Waste Management, Inc.	647,848	20,459
		96,628
Construction & Engineering - 0.1%
Fluor Corp.	101,931	8,965
Electrical Equipment - 0.5%
American Power Conversion Corp.	201,777	4,782
Cooper Industries Ltd. Class A	107,565	8,783
Emerson Electric Co.	482,291	37,353
Rockwell Automation, Inc.	210,303	13,895
		64,813
Industrial Conglomerates - 4.0%
3M Co.	892,149	64,904
General Electric Co.	12,404,528	406,248
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Industrial Conglomerates - continued
Textron, Inc.	155,403	$ 13,125
Tyco International Ltd.	2,363,301	61,564
		545,841
Machinery - 1.4%
Caterpillar, Inc.	798,554	54,222
Cummins, Inc.	54,972	5,349
Danaher Corp.	278,513	15,775
Deere & Co.	283,157	20,319
Dover Corp.	237,929	10,928
Eaton Corp.	173,750	11,502
Illinois Tool Works, Inc.	240,394	20,263
Ingersoll-Rand Co. Ltd. Class A	388,394	15,252
ITT Industries, Inc.	108,409	11,112
Navistar International Corp. (a)	72,428	1,970
PACCAR, Inc.	198,745	13,833
Pall Corp.	146,255	4,212
Parker Hannifin Corp.	140,604	10,654
		195,391
Road & Rail - 0.7%
Burlington Northern Santa Fe Corp.	438,394	35,124
CSX Corp.	255,035	13,652
Norfolk Southern Corp.	477,131	23,780
Union Pacific Corp.	311,036	27,514
		100,070
Trading Companies & Distributors - 0.0%
W.W. Grainger, Inc.	89,247	6,330
TOTAL INDUSTRIALS		1,492,879
INFORMATION TECHNOLOGY - 15.1%
Communications Equipment - 2.9%
ADC Telecommunications, Inc. (a)	136,770	3,468
Andrew Corp. (a)	190,717	2,474
Avaya, Inc. (a)	491,628	5,187
CIENA Corp. (a)	678,521	2,714
Cisco Systems, Inc. (a)	7,211,262	133,913
Comverse Technology, Inc. (a)	237,151	6,496
Corning, Inc. (a)	1,789,105	43,565
JDS Uniphase Corp. (a)	1,939,906	6,072
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Lucent Technologies, Inc. (a)	5,218,189	$ 13,776
Motorola, Inc.	2,924,157	66,408
QUALCOMM, Inc.	1,930,253	92,575
Scientific-Atlanta, Inc.	180,280	7,709
Tellabs, Inc. (a)	526,475	6,734
		391,091
Computers & Peripherals - 3.7%
Apple Computer, Inc. (a)	989,397	74,709
Dell, Inc. (a)	2,763,001	80,984
EMC Corp. (a)	2,806,638	37,609
Gateway, Inc. (a)	311,027	846
Hewlett-Packard Co.	3,363,457	104,873
International Business Machines Corp.	1,854,330	150,757
Lexmark International, Inc. Class A (a)	136,239	6,617
NCR Corp. (a)	215,544	8,007
Network Appliance, Inc. (a)	436,847	13,630
QLogic Corp. (a)	94,467	3,748
Sun Microsystems, Inc. (a)	4,008,281	18,037
		499,817
Electronic Equipment & Instruments - 0.3%
Agilent Technologies, Inc. (a)	482,627	16,366
Jabil Circuit, Inc. (a)	204,256	8,252
Molex, Inc.	168,524	5,098
Sanmina-SCI Corp. (a)	617,070	2,598
Solectron Corp. (a)	1,072,553	4,097
Symbol Technologies, Inc.	294,634	3,639
Tektronix, Inc.	97,899	2,888
		42,938
Internet Software & Services - 0.4%
VeriSign, Inc. (a)	300,795	7,144
Yahoo!, Inc. (a)	1,482,362	50,904
		58,048
IT Services - 1.0%
Affiliated Computer Services, Inc. Class A (a)	145,908	9,134
Automatic Data Processing, Inc.	676,920	29,744
Computer Sciences Corp. (a)	217,198	11,012
Convergys Corp. (a)	164,343	2,827
Electronic Data Systems Corp.	612,282	15,423
First Data Corp.	896,991	40,454
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
Fiserv, Inc. (a)	216,593	$ 9,526
Paychex, Inc.	391,535	14,232
Sabre Holdings Corp. Class A	154,061	3,774
Unisys Corp. (a)	400,648	2,680
		138,806
Office Electronics - 0.1%
Xerox Corp. (a)	1,127,498	16,134
Semiconductors & Semiconductor Equipment - 3.1%
Advanced Micro Devices, Inc. (a)	474,371	19,857
Altera Corp. (a)	425,526	8,217
Analog Devices, Inc.	430,655	17,127
Applied Materials, Inc.	1,904,780	36,286
Applied Micro Circuits Corp. (a)	350,734	1,154
Broadcom Corp. Class A (a)	339,513	23,155
Freescale Semiconductor, Inc. Class B (a)	481,798	12,165
Intel Corp.	7,077,959	150,548
KLA-Tencor Corp.	231,759	12,047
Linear Technology Corp.	357,791	13,313
LSI Logic Corp. (a)	459,847	4,208
Maxim Integrated Products, Inc.	384,850	15,794
Micron Technology, Inc. (a)(d)	725,513	10,651
National Semiconductor Corp.	403,466	11,382
Novellus Systems, Inc. (a)	156,584	4,439
NVIDIA Corp. (a)	200,958	9,035
PMC-Sierra, Inc. (a)(d)	215,122	2,035
Teradyne, Inc. (a)	231,158	4,027
Texas Instruments, Inc.	1,899,571	55,524
Xilinx, Inc.	409,159	11,522
		422,486
Software - 3.6%
Adobe Systems, Inc.	705,819	28,035
Autodesk, Inc.	270,956	10,998
BMC Software, Inc. (a)	253,931	5,612
Citrix Systems, Inc. (a)	207,031	6,385
Computer Associates International, Inc.	538,709	14,707
Compuware Corp. (a)	454,858	3,748
Electronic Arts, Inc. (a)	352,875	19,260
Intuit, Inc. (a)	207,732	10,871
Microsoft Corp.	10,747,157	302,532
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Novell, Inc. (a)	448,452	$ 4,368
Oracle Corp. (a)	4,415,162	55,499
Parametric Technology Corp. (a)	319,692	2,001
Siebel Systems, Inc.	621,146	6,590
Symantec Corp. (a)	1,269,637	23,336
		493,942
TOTAL INFORMATION TECHNOLOGY		2,063,262
MATERIALS - 3.0%
Chemicals - 1.5%
Air Products & Chemicals, Inc.	260,507	16,071
Ashland, Inc.	84,256	5,554
Dow Chemical Co.	1,133,039	47,928
E.I. du Pont de Nemours & Co.	1,079,332	42,256
Eastman Chemical Co.	95,659	4,612
Ecolab, Inc.	216,409	7,750
Engelhard Corp.	140,769	5,673
Hercules, Inc. (a)	132,379	1,550
International Flavors & Fragrances, Inc.	94,869	3,127
Monsanto Co.	315,196	26,669
PPG Industries, Inc.	196,087	11,667
Praxair, Inc.	378,380	19,933
Rohm & Haas Co.	169,076	8,606
Sigma Aldrich Corp.	78,938	5,121
		206,517
Construction Materials - 0.1%
Vulcan Materials Co.	119,552	8,593
Containers & Packaging - 0.2%
Ball Corp.	122,144	4,947
Bemis Co., Inc.	123,621	3,773
Pactiv Corp. (a)	168,213	3,741
Sealed Air Corp. (a)	95,555	5,281
Temple-Inland, Inc.	131,760	6,180
		23,922
Metals & Mining - 0.9%
Alcoa, Inc.	1,021,618	32,181
Allegheny Technologies, Inc.	99,839	5,177
Freeport-McMoRan Copper & Gold, Inc. Class B	216,066	13,882
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Newmont Mining Corp.	524,520	$ 32,415
Nucor Corp.	182,694	15,388
Phelps Dodge Corp.	119,218	19,134
United States Steel Corp.	133,111	7,953
		126,130
Paper & Forest Products - 0.3%
International Paper Co.	575,839	18,790
Louisiana-Pacific Corp.	124,177	3,657
MeadWestvaco Corp.	213,035	5,686
Weyerhaeuser Co.	285,558	19,921
		48,054
TOTAL MATERIALS		413,216
TELECOMMUNICATION SERVICES - 3.0%
Diversified Telecommunication Services - 2.2%
AT&T, Inc.	4,586,054	119,008
BellSouth Corp.	2,146,776	61,763
CenturyTel, Inc.	153,784	5,121
Citizens Communications Co. (d)	391,991	4,810
Qwest Communications International, Inc. (a)(d)	1,812,394	10,911
Verizon Communications, Inc.	3,430,788	108,619
		310,232
Wireless Telecommunication Services - 0.8%
ALLTEL Corp.	449,536	26,986
Sprint Nextel Corp.	3,468,502	79,394
		106,380
TOTAL TELECOMMUNICATION SERVICES		416,612
UTILITIES - 3.3%
Electric Utilities - 1.6%
Allegheny Energy, Inc. (a)	191,187	6,651
American Electric Power Co., Inc.	462,179	17,249
Cinergy Corp.	234,135	10,173
Edison International	382,497	16,761
Entergy Corp.	243,586	16,932
Exelon Corp.	783,313	44,978
FirstEnergy Corp.	387,223	19,400
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Electric Utilities - continued
FPL Group, Inc.	463,554	$ 19,372
Pinnacle West Capital Corp.	116,225	4,952
PPL Corp.	446,278	13,446
Progress Energy, Inc.	295,448	12,887
Southern Co.	870,504	30,294
		213,095
Gas Utilities - 0.0%
Nicor, Inc.	51,863	2,121
Peoples Energy Corp.	44,776	1,667
		3,788
Independent Power Producers & Energy Traders - 0.6%
AES Corp. (a)	766,818	13,067
Constellation Energy Group, Inc.	209,534	12,210
Duke Energy Corp.	1,088,950	30,872
Dynegy, Inc. Class A (a)	353,694	1,945
TXU Corp.	566,833	28,704
		86,798
Multi-Utilities - 1.1%
Ameren Corp.	239,815	12,173
CenterPoint Energy, Inc.	364,060	4,653
CMS Energy Corp. (a)	258,388	3,739
Consolidated Edison, Inc.	287,580	13,519
Dominion Resources, Inc.	407,697	30,793
DTE Energy Co.	208,765	8,810
KeySpan Corp.	204,697	7,353
NiSource, Inc.	320,053	6,571
PG&E Corp.	402,799	15,028
Public Service Enterprise Group, Inc.	294,313	20,490
Sempra Energy	301,819	14,502
TECO Energy, Inc.	244,306	4,173
Xcel Energy, Inc.	472,985	9,185
		150,989
TOTAL UTILITIES		454,670
TOTAL COMMON STOCKS (Cost $10,515,848)		13,586,922
U.S. Treasury Obligations - 0.1%
	Principal Amount (000s)	Value (000s)
U.S. Treasury Bills, yield at date of purchase 3.93% 3/23/06 (e) (Cost $14,917)	$ 15,000	$ 14,913
Money Market Funds - 0.8%
	Shares
Fidelity Cash Central Fund, 4.46% (b)	65,443,838	65,444
Fidelity Securities Lending Cash Central Fund, 4.58% (b)(c)	42,416,507	42,417
TOTAL MONEY MARKET FUNDS (Cost $107,861)		107,861
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $10,638,626)		13,709,696
NET OTHER ASSETS - (0.3)%		(47,777)
NET ASSETS - 100%		$ 13,661,919
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
269 S&P 500 Index Contracts	March 2006	$ 86,322	$ 140

The face value of futures purchased as a percentage of net assets - 0.6%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $8,948,000.
Affiliated Central Funds
Information regarding fiscal year to date income received by the fund from the affiliated Central funds is as follows:
Fund	Income received
Fidelity Cash Central Fund	$ 3,709
Fidelity Securities Lending Cash Central Fund	595
Total	$ 4,304

Income Tax Information

At January 31, 2006, the aggregate cost of investment securities for income tax purposes was $10,710,331,000. Net unrealized appreciation aggregated $2,999,365,000, of which $4,220,281,000 related to appreciated investment securities and $1,220,916,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Commonwealth Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Commonwealth Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	March 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	March 27, 2006
By:	/s/Paul M. Murphy
Paul M. Murphy
Chief Financial Officer

Date:	March 27, 2006